Nuveen AMT-Free Municipal Credit Income
Fund
Portfolio of Investments February 28, 2022
(Unaudited)
NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 165.0%  (100.0% of Total Investments)
X
5,101,754,708 MUNICIPAL BONDS - 163.5% (99.1% of Total Investments)
X 5,101,754,708
Alabama - 2.0% (1.2% of Total Investments)
$ 3,645 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 N/R $ 3,778,188
5,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds,
Series 2018A, 4.000%, 7/01/43
7/28 at 100.00 A- 5,066,100
22,755 Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series
2016A, 5.000%, 9/01/46
No Opt. Call A2 25,454,881
8,100 Mobile Spring Hill College Educational Building Authority, Alabama,
Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%,
4/15/45
4/25 at 100.00 N/R 8,299,422
The Improvement District of the City of Mobile - McGowin
Park Project, Alabama, Sales Tax Revenue Bonds, Series
2016A:
1,000 5.250%, 8/01/30 8/26 at 100.00 N/R 983,070
1,300 5.500%, 8/01/35 8/26 at 100.00 N/R 1,265,420
Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining
Project, Refunding Series 2019A:
3,205 4.500%, 5/01/32, 144A 5/29 at 100.00 N/R 2,999,327
4,220 5.250%, 5/01/44, 144A 5/29 at 100.00 N/R 4,009,760
11,900 UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B,
4.000%, 9/01/44
9/29 at 100.00 AA- 12,010,432
61,125 Total Alabama 63,866,600
Alaska - 0.6% (0.4% of Total Investments)
Northern Tobacco Securitization Corporation, Alaska,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A Class 1:
4,490 4.000%, 6/01/41 6/31 at 100.00 A- 4,476,305
8,100 4.000%, 6/01/50 6/31 at 100.00 BBB+ 7,694,757
1,220 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50
6/31 at 100.00 BBB- 1,259,504
35,615 Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement
Asset-Backed Bonds, Series 2021B-2 Class 2, 0.010%, 6/01/66
6/31 at 30.73 N/R 4,748,904
49,425 Total Alaska 18,179,470
Arizona - 2.3% (1.4% of Total Investments)
1,475 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 1,481,298
6,290 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2019, 5.000%,
7/01/54, 144A
7/29 at 100.00 BB 6,220,433
3,260 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 N/R 3,443,538
3,142 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A 2021 960240
(4)
7/27 at 100.00 N/R 2,419,491

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arizona (continued)
$ 4,885 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- $ 4,885,147
1,350 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 1,126,696
Maricopa County Industrial Development Authority,
Arizona, Education Revenue Bonds, Legacy Traditional
Schools Projects, Taxable Series 2019B:
1,730 5.000%, 7/01/49, 144A 7/29 at 100.00 Ba2 1,760,240
1,975 5.000%, 7/01/54, 144A 7/29 at 100.00 Ba2 1,997,910
800 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/47
7/26 at 100.00 Baa3 823,024
Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B:
6,000 5.500%, 7/01/37 - FGIC Insured No Opt. Call AA 7,586,220
8,755 5.500%, 7/01/39 - FGIC Insured No Opt. Call AA 11,136,097
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2016A:
620 5.000%, 7/01/35, 144A 7/25 at 100.00 BB 627,676
1,025 5.000%, 7/01/46, 144A 7/25 at 100.00 BB 1,030,740
2,040 Phoenix Industrial Development Authority, Arizona, Multifamily Housing
Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series
2016A, 5.125%, 7/01/36
7/24 at 101.00 N/R 1,701,625
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016:
1,130 5.250%, 7/01/36 7/26 at 100.00 BB- 1,144,634
1,850 5.375%, 7/01/46 7/26 at 100.00 BB- 1,862,321
2,135 5.500%, 7/01/51 7/26 at 100.00 BB- 2,157,588
2,920 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%,
7/01/51, 144A
7/26 at 103.00 N/R 3,042,815
885 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 901,488
3,050 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 N/R 3,230,224
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
6,820 5.000%, 12/01/32 No Opt. Call BBB+ 7,559,152
2,465 5.000%, 12/01/37 No Opt. Call BBB+ 2,733,660
2,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A2 2,066,000
66,602 Total Arizona 70,938,017

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Arkansas - 0.3% (0.2% of Total Investments)
Arkansas Development Finance Authority, Tobacco
Settlement Revenue Bonds, Arkansas Cancer Research
Center Project, Series 2006:
$ 2,635 0.000%, 7/01/36 - AMBAC Insured No Opt. Call Aa2 $ 1,531,277
20,480 0.000%, 7/01/46 - AMBAC Insured No Opt. Call Aa2 6,940,877
23,115 Total Arkansas 8,472,154
California - 13.1% (8.0% of Total Investments)
6,135 Alhambra Unified School District, Los Angeles County, California, General
Obligation Bonds, Capital Appreciation Series 2009B, 0.010%, 8/01/30
- AGC Insured
No Opt. Call AA 4,885,423
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series 1997C:
5,795 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 3,591,973
6,820 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA (5) 4,578,266
4,100 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 Ba3 4,205,903
3,875 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Election 2016 Series 2022C, 2.500%, 11/01/46 - BAM
Insured
11/31 at 100.00 N/R 2,959,415
5,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.000%, 4/01/38, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 (5) 5,115,400
7,325 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 5,556,745
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 1,514,120
1,430 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 1,355,468
455 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-1, 5.000%, 6/01/49
6/30 at 100.00 BBB- 476,572
50,460 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020B-2, 0.010%, 6/01/55
6/30 at 26.72 N/R 9,391,111
22,965 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2016U-7, 5.000%, 6/01/46, (UB) (6)
No Opt. Call AAA 29,190,123
15,850 California Educational Facilities Authority, Revenue Bonds, Stanford
University Series 2019V-1, 5.000%, 5/01/49
No Opt. Call AAA 20,251,228
1,600 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/37, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- (5) 1,650,144
6,665 California Health Facilities Financing Authority, Revenue Bonds, Stanford
Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54, (UB) (6)
8/25 at 100.00 AA- 7,029,509
5,000 California Health Facilities Financing Authority, Revenue Bonds, Sutter
Health, Series 2013A, 5.000%, 8/15/52, (Pre-refunded 8/15/23)
8/23 at 100.00 A (5) 5,171,700

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
$ 3,065 5.000%, 7/01/31, 144A 7/26 at 100.00 BB $ 3,132,553
1,000 5.000%, 7/01/36, 144A 7/26 at 100.00 BB 1,015,210
555 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 560,272
195 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 195,954
California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series
2016A:
260 5.000%, 6/01/36 6/26 at 100.00 BBB- 270,787
435 5.000%, 6/01/46 6/26 at 100.00 BBB- 446,689
1,610 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51
2/32 at 100.00 N/R 1,603,190
3,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 3,213,360
5,425 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authoriity Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 Baa3 5,666,575
2,050 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,120,130
735 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/46, 144A
6/26 at 100.00 N/R 737,484
715 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 734,105
570 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2017A, 5.125%, 6/01/47,
144A
6/26 at 100.00 N/R 582,369
80 California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32
- NPFG Insured
8/22 at 100.00 AA- 80,165
5 California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31
- AMBAC Insured
8/22 at 100.00 AA- 5,011
12,710 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 12,993,560
66,005 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 66,733,695
10,130 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB- 10,393,886
4,000 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 4.000%,
7/01/39, (Pre-refunded 7/01/24)
7/24 at 100.00 A- (5) 4,180,160
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A:
53 5.750%, 7/01/30 (4),(7) 9/22 at 100.00 N/R 53,555
155 5.750%, 7/01/35 2035 2035 (4),(7) 9/22 at 100.00 N/R 154,561
5,000 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2001A, 0.000%, 8/01/25 - FGIC Insured, (ETM)
No Opt. Call Baa2 (5) 4,722,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 5,330 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R $ 4,043,338
3,410 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2005 Series 2010C, 0.000%,
8/01/33 - AGM Insured
No Opt. Call A1 2,329,576
14,375 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/39 - AGM Insured
No Opt. Call Aa3 7,220,562
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,693,060
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Escondido Portfolio, Social Senior Lien Series 2021A-2,
4.000%, 6/01/58, 144A
6/31 at 100.00 N/R 4,326,300
4,750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 3,966,297
20,985 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1, 3.125%, 7/01/56, 144A
7/32 at 100.00 N/R 15,154,947
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 3,787,650
2,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,839,841
12,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 10,433,125
El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A:
2,615 0.000%, 8/01/31 - AGM Insured (8) 8/28 at 100.00 A1 3,033,635
3,600 0.000%, 8/01/34 - AGM Insured (8) 8/28 at 100.00 A1 4,153,752
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
3,960 0.000%, 1/15/34 - AGM Insured No Opt. Call BBB 2,652,368
5,000 0.010%, 1/15/35 - AGM Insured No Opt. Call BBB 3,203,400
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
910 0.000%, 1/15/42 (8) 1/31 at 100.00 Baa2 1,007,297
6,610 6.000%, 1/15/49, (Pre-refunded 1/15/24) 1/24 at 100.00 Baa2 (5) 7,027,289
4,445 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.500%,
1/15/53
7/29 at 100.00 Baa2 3,963,473
23,290 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 2,975,297
Kern Community College District, California, General
Obligation Bonds, Safety, Repair & Improvement, Election
2002 Series 2006:
5,600 0.000%, 11/01/24 - AGM Insured No Opt. Call AA 5,352,704
5,795 0.000%, 11/01/25 - AGM Insured No Opt. Call AA 5,379,846

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 1,090 Lincoln Public Financing Authority, Placer County, California, Twelve
Bridges Limited Obligation Revenue Bonds, Refunding Series 2011A,
4.375%, 9/02/25 - AGM Insured
8/22 at 100.00 AA $ 1,092,147
7,575 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43 (8)
8/35 at 100.00 AA 7,137,241
3,310 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call BBB+ 4,192,016
Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A:
4,500 0.000%, 8/01/26 - AGC Insured No Opt. Call N/R 4,123,305
605 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3 (5) 558,536
530 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call Aa3 (5) 489,296
270 0.000%, 8/01/26 - AGC Insured, (ETM) No Opt. Call N/R (5) 249,264
225 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call Aa3 (5) 196,729
1,885 0.000%, 8/01/28 - AGC Insured No Opt. Call N/R 1,627,754
110 0.000%, 8/01/28 - AGC Insured, (ETM) No Opt. Call N/R (5) 96,178
525 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Series 1993,
5.850%, 8/01/22 - NPFG Insured, (ETM)
8/22 at 100.00 N/R (5) 525,000
3,905 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 4.250%, 8/15/38
8/25 at 100.00 N/R 3,942,371
Palo Alto, California, Certificates of Participation, Public
Safety Building, Series 2021:
2,560 2.000%, 11/01/42 11/30 at 100.00 AA+ 1,896,730
1,940 2.125%, 11/01/44 11/30 at 100.00 AA+ 1,428,519
3,700 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/25 - NPFG
Insured
No Opt. Call BBB- 3,467,529
7,935 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 BBB- 9,524,460
9,145 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/30 - AMBAC Insured
No Opt. Call A 7,253,723
670 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48, (Pre-refunded
6/01/23)
6/23 at 100.00 BBB+ (5) 693,859
San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015:
480 5.000%, 9/01/40 9/25 at 100.00 N/R 498,686
905 5.000%, 9/01/46 9/25 at 100.00 N/R 935,173
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose, Second Series
2013B, 5.000%, 5/01/43
5/23 at 100.00 A 4,060,920
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2014A:
2,680 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (5) 2,893,409
8,275 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 BBB (5) 8,933,938
7,210 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/23 - NPFG Insured
No Opt. Call Baa2 7,115,621

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
California (continued)
$ 3,400 San Mateo County Community College District, California, General
Obligation Bonds, Series 2006C, 0.000%, 9/01/30 - NPFG Insured
No Opt. Call AAA $ 2,769,402
4,340 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/34 - AGM
Insured
No Opt. Call AA 2,815,228
5,690 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/42
8/25 at 41.10 A3 2,118,159
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
2,455 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 (5) 2,614,379
2,455 6.250%, 7/01/24 No Opt. Call Baa2 2,610,352
3,500 Saugus Union School District, Los Angeles County, California, General
Obligation Bonds, Series 2006, 0.000%, 8/01/23 - FGIC Insured
No Opt. Call A+ 3,435,530
610 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 642,306
497,358 Total California 410,000,038
Colorado - 10.7% (6.5% of Total Investments)
4,300 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 N/R 3,623,137
850 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
9/24 at 103.00 N/R 844,670
Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A:
883 5.500%, 12/01/36 8/22 at 103.00 N/R 899,132
1,175 5.750%, 12/01/46 8/22 at 103.00 N/R 1,193,471
700 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/47
12/22 at 103.00 N/R 702,758
3,410 Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 3,439,701
1,690 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
12/22 at 103.00 N/R 1,704,720
Centerra Metropolitan District 1, Loveland, Colorado,
Special Revenue Bonds, Refunding & Improvement Series
2017:
1,140 5.000%, 12/01/37, 144A 12/22 at 103.00 N/R 1,149,884
5,465 5.000%, 12/01/47, 144A 12/22 at 103.00 N/R 5,471,558
1,475 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51
12/25 at 103.00 N/R 1,409,525
195 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB (5) 203,436
1,200 Clear Creek Station Metropolitan District 2, Adams County, Colorado,
Limited Tax General Obligation Refunding & Improvement Series
2017A, 5.000%, 12/01/47
12/22 at 103.00 N/R 1,200,036
930 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 A+ 835,187

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,165 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ $ 1,209,503
3,675 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Vanguard School Project, Refunding & Improvement
Series 2016, 3.750%, 6/15/47
6/26 at 100.00 A+ 3,489,890
1,750 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 A+ 1,539,422
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
2,460 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (5) 2,794,511
23,470 5.000%, 6/01/47, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R (5) 26,661,450
11,520 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic
Health Initiatives, Series 2013A, 5.250%, 1/01/45, (Pre-refunded
1/01/23)
1/23 at 100.00 BBB+ (5) 11,687,616
5,655 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49
8/29 at 100.00 BBB+ 5,492,023
4,900 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Living Communities & Services, Series 2020A, 4.000%, 12/01/50
12/27 at 103.00 A- 4,500,062
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Covenant Retirement Communities Inc., Refunding
Series 2012B:
1,640 5.000%, 12/01/22, (ETM) No Opt. Call A- (5) 1,658,942
2,895 5.000%, 12/01/23, (Pre-refunded 12/01/22) 12/22 at 100.00 A- (5) 2,928,437
4,200 5.000%, 12/01/24, (Pre-refunded 12/01/22) 12/22 at 100.00 A- (5) 4,248,510
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013:
765 5.500%, 6/01/33, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (5) 789,633
1,575 5.625%, 6/01/43, (Pre-refunded 6/01/23) 6/23 at 100.00 N/R (5) 1,627,337
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
1,410 5.000%, 6/01/32, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (5) 1,531,330
2,000 5.000%, 6/01/33, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (5) 2,172,100
5,870 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (5) 6,375,114
6,920 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R (5) 7,515,466
2,035 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BB+ 2,064,019
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 4.000%, 5/15/52 (WI/DD,
Settling 8/01/22)
5/32 at 100.00 N/R 5,020,650
13,610 Colorado Housing and Finance Authority, Multifamily Project Bonds, Class
I Series 2020B, 2.350%, 10/01/43
10/29 at 100.00 AAA 10,558,774
4,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 4,179,342
600 Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2020A, 5.000%, 12/01/49
3/25 at 103.00 N/R 592,902

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 1,480 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017A, 5.250%, 12/01/47
12/22 at 103.00 N/R $ 1,484,766
1,269 Cornerstar Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
Series 2017B, 5.250%, 12/01/47
12/22 at 103.00 N/R 1,271,969
500 Crystal Crossing Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/25 at 100.00 N/R 507,245
10,640 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.000%, 11/15/43
11/23 at 100.00 A 10,917,066
505 Denver Connection West Metropolitan District, City and County of Denver,
Colorado, Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2017A, 5.375%, 8/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (5) 526,447
465 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 479,513
2,260 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 2,338,445
11,700 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call A 5,210,946
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B:
35,995 0.000%, 9/01/23 - NPFG Insured No Opt. Call A 35,159,916
6,525 0.000%, 9/01/26 - NPFG Insured No Opt. Call A 5,847,835
E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B:
17,030 0.010%, 9/01/25 - NPFG Insured No Opt. Call A 15,731,122
10,005 0.000%, 9/01/32 - NPFG Insured No Opt. Call A 7,032,914
43,090 0.000%, 9/01/33 - NPFG Insured No Opt. Call A 28,862,544
E-470 Public Highway Authority, Colorado, Toll Revenue
Bonds, Series 2004A:
20,000 0.000%, 9/01/27 - NPFG Insured No Opt. Call A 17,355,200
1,180 0.000%, 9/01/28 - NPFG Insured No Opt. Call A 984,037
7,000 0.000%, 9/01/34 - NPFG Insured No Opt. Call A 4,466,700
590 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 576,743
700 Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado,
General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax
Series 2017, 5.000%, 9/01/47, (Pre-refunded 12/01/22)
12/22 at 103.00 N/R (5) 729,106
500 Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/39
12/24 at 103.00 N/R 494,820
Lambertson Farms Metropolitan District 1, Colorado,
Revenue Bonds, Refunding & Improvement Series 2015:
1,005 5.750%, 12/15/46 12/23 at 100.00 N/R 728,927
5,355 6.000%, 12/15/50 12/23 at 100.00 N/R 3,908,668
500 Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
8/22 at 102.00 N/R 502,300
860 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/35
12/25 at 100.00 N/R 865,435
5,155 North Range Metropolitan District 1, Adams County, Colorado, General
Obligation Bonds, Series 2016B, 3.500%, 12/01/45
12/25 at 100.00 A2 4,779,561

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
North Range Metropolitan District 2, Adams County,
Colorado , Limited Tax General Obligation Bonds,
Refunding Special Revenue & Improvement Series 2017A:
$ 1,000 5.625%, 12/01/37 12/22 at 103.00 N/R $ 1,022,480
1,000 5.750%, 12/01/47 12/22 at 103.00 N/R 1,019,240
Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019:
3,380 5.000%, 12/01/39 12/24 at 103.00 N/R 3,426,340
6,900 5.000%, 12/01/49 12/24 at 103.00 N/R 6,910,005
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
660 5.000%, 12/01/36 12/26 at 100.00 Baa3 692,327
1,060 5.000%, 12/01/46 12/26 at 100.00 Baa3 1,095,701
660 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45
12/25 at 100.00 A 706,332
1,335 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/41,
144A
3/26 at 103.00 N/R 1,293,094
2,760 Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported Primary
Improvements Revenue Bonds, Refunding Series 2017A, 5.000%,
12/15/41, 144A
12/26 at 100.00 N/R 2,765,824
1,500 Rampart Range Metropolitan District 5, Lone Tree, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds, Series
2021, 4.000%, 12/01/41
10/26 at 102.00 N/R 1,308,645
Reata South Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2018:
1,310 5.375%, 12/01/37 12/23 at 103.00 N/R 1,329,728
2,765 5.500%, 12/01/47 12/23 at 103.00 N/R 2,791,240
5,050 Regional Transportation District, Colorado, Private Activity Bonds, Denver
Transit Partners Eagle P3 Project, Series 2020A, 3.000%, 7/15/37
1/31 at 100.00 Baa2 4,357,140
1,320 Riverwalk Metropolitan District 2, Glendale, Arapahoe County, Colorado,
Special Revenue Bonds, Series 2022A, 5.000%, 12/01/52
3/27 at 103.00 N/R 1,223,046
930 SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/46
8/22 at 103.00 N/R 928,633
1,000 St. Vrain Lakes Metropolitan District No. 2, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2017A, 5.000%, 12/01/37
12/22 at 103.00 N/R 1,013,690
STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & improvement Series 2019A:
1,000 5.000%, 12/01/38 12/24 at 103.00 N/R 1,002,290
570 5.000%, 12/01/49 12/24 at 103.00 N/R 570,331
765 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 4.250%, 12/01/50
12/25 at 102.00 N/R 669,100
2,765 Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50
12/25 at 103.00 N/R 2,670,631
500 The Village at Dry Creek Metropolitan District No. 2, In the City of
Thornton, Adams County, Colorado, Limited Tax General Obligation and
Special Revenue Bonds, Series 2019, 4.375%, 12/01/44
9/24 at 103.00 N/R 458,215

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Colorado (continued)
$ 500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Convertible Capital
Appreciation Series 2021A-2, 0.000%, 12/01/51 (8)
3/26 at 103.00 N/R $ 422,230
900 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/51
3/26 at 103.00 N/R 861,264
8,500 University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Series 2012A, 5.000%, 11/15/42
11/22 at 100.00 Aa3 8,562,475
3,410 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Convertible to Unlimited Tax
Refunding Subordinate Series 2020, 5.000%, 12/01/50 - AGM Insured
12/29 at 100.00 AA 3,783,872
366,482 Total Colorado 332,960,346
Connecticut - 5.7% (3.5% of Total Investments)
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
2,345 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 A2 2,458,053
1,600 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 A2 1,671,632
2,800 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 A2 3,023,048
Bridgeport, Connecticut, General Obligation Bonds, Series
2017A:
1,470 5.000%, 11/01/36 11/27 at 100.00 Baa1 1,610,267
750 5.000%, 11/01/37 11/27 at 100.00 Baa1 820,425
5,505 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A 5,689,693
3,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46
7/26 at 100.00 A2 3,751,088
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,118,788
5,570 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 5,829,116
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A 513,095
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church
Home of Hartford Inc. Project, Series 2016A:
590 5.000%, 9/01/46, 144A 9/26 at 100.00 BB 593,216
740 5.000%, 9/01/53, 144A 9/26 at 100.00 BB 741,857
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Mary Wade Home Issue, Series 2019A-1, 5.000%, 10/01/54, 144A
10/24 at 104.00 BB 3,042,660
1,915 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 1,987,061
1,125 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 A (5) 1,149,671
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
1,100 4.000%, 7/01/41 7/29 at 100.00 Baa2 1,045,418
3,370 4.000%, 7/01/49 7/29 at 100.00 Baa2 3,164,026

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series
2015L:
$ 10,105 4.125%, 7/01/41 7/25 at 100.00 A- $ 10,157,243
7,030 5.000%, 7/01/45 7/25 at 100.00 A- 7,230,636
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M:
500 5.000%, 7/01/34 7/26 at 100.00 A- 532,355
1,250 5.000%, 7/01/36 7/26 at 100.00 A- 1,322,850
6,145 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A3 6,534,654
4,025 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 3,839,246
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,650 5.000%, 12/01/41 6/26 at 100.00 AA- 2,819,149
770 5.000%, 12/01/45 6/26 at 100.00 AA- 816,077
2,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
University of New Haven, Series 2018K-1, 5.000%, 7/01/38
7/28 at 100.00 BBB- 2,305,193
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,610 5.000%, 7/01/32 7/24 at 100.00 AA- 2,728,833
2,740 5.000%, 7/01/33 7/24 at 100.00 AA- 2,859,903
900 5.000%, 7/01/34 7/24 at 100.00 AA- 938,061
5,580 Connecticut Health and Educational Facilities Authoroity, Revneue Bonds,
Connecticut State University System, Series 2013N, 5.000%, 11/01/31,
(Pre-refunded 11/01/23)
11/23 at 100.00 A+ (5) 5,814,248
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
4,540 5.000%, 1/01/32 1/23 at 100.00 N/R 4,588,623
625 5.000%, 1/01/32, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (5) 633,975
785 5.000%, 1/01/38, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R (5) 796,273
840 5.000%, 1/01/38 1/23 at 100.00 N/R 847,896
3,500 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 A+ 3,721,935
2,630 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 A+ 2,845,476
3,750 Connecticut State, General Obligation Bonds, Series 2017A, 5.000%,
4/15/35
4/27 at 100.00 A+ 4,111,538
Connecticut State, General Obligation Bonds, Series
2018A:
3,500 5.000%, 4/15/35, (UB) (6) 4/28 at 100.00 A 3,905,685
5,000 5.000%, 4/15/38, (UB) (6) 4/28 at 100.00 A 5,544,750
3,855 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA- 3,987,535
1,380 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA- 1,486,274
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
5,300 5.000%, 9/01/33 9/26 at 100.00 AA- 5,774,403
1,075 5.000%, 9/01/34 9/26 at 100.00 AA- 1,166,708

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
$ 3,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33
9/24 at 100.00 AA- $ 3,706,990
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 A1 (5) 533,495
1,000 5.000%, 8/15/31, (Pre-refunded 8/15/24) 8/24 at 100.00 A1 (5) 1,066,990
55 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
8/22 at 100.00 A1 55,086
225 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/32 - BAM Insured
8/24 at 100.00 AA 232,945
2,315 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R 2,428,504
10,015 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%,
11/01/42, (Pre-refunded 11/01/24)
11/24 at 100.00 AA- (5) 10,749,600
2,285 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/36
7/28 at 100.00 Aa3 2,564,501
870 Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%,
8/15/28 - AGC Insured
8/22 at 100.00 A1 871,958
Milford, Connecticut, General Obligation Bonds, Series
2018:
1,055 4.000%, 11/01/36 11/24 at 100.00 AA+ 1,071,532
1,055 4.000%, 11/01/37 11/24 at 100.00 AA+ 1,069,707
1,550 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/35 - AGM Insured
8/26 at 100.00 BBB 1,677,488
985 New Haven, Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 8/01/33, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 BBB (5) 1,048,749
New Haven, Connecticut, General Obligation Bonds, Series
2015:
790 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 BBB 847,765
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 BBB 1,732,379
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 BBB 531,780
New Haven, Connecticut, General Obligation Bonds, Series
2017A:
1,045 5.000%, 8/01/35 8/27 at 100.00 BBB 1,134,870
1,425 5.000%, 8/01/36 8/27 at 100.00 BBB 1,545,398
900 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 956,880
795 South Central Connecticut Regional Water Authority Water System
Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44, (Pre-refunded
8/01/24)
8/24 at 100.00 AA- (5) 847,263
South Central Connecticut Regional Water Authority, Water
System Revenue Bonds, Refunding Thirty-Second Series
2016B:
2,715 4.000%, 8/01/36 8/26 at 100.00 AA- 2,792,459
2,220 5.000%, 8/01/37 8/26 at 100.00 AA- 2,400,952
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 Aa2 514,030

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Connecticut (continued)
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2019:
$ 200 4.000%, 4/01/37 4/29 at 100.00 AA+ $ 207,712
250 4.000%, 4/01/38 4/29 at 100.00 AA+ 259,748
1,285 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 1,120,327
600 Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%,
12/15/32, (Pre-refunded 12/15/22)
12/22 at 100.00 A2 (5) 607,866
1,500 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 A2 1,525,095
1,000 Town of Hamden, Connecticut, General Obligation Bonds, Refunding
Series 2018A, 5.000%, 8/15/30 - BAM Insured
8/28 at 100.00 BBB 1,118,360
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 A+ 2,561,475
760 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 A+ 790,172
2,250 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 3/15/31
3/26 at 100.00 A+ 2,449,485
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
445 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA- 478,691
390 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA- 418,591
610 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA- 653,566
445 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA- 475,803
445 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA- 475,064
171,165 Total Connecticut 179,041,909
Delaware - 0.1% (0.1% of Total Investments)
Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover
LLC Delaware State University Project, Series 2018A:
2,585 5.000%, 7/01/53 1/28 at 100.00 BB- 2,501,918
1,000 5.000%, 7/01/58 1/28 at 100.00 BB- 958,180
3,585 Total Delaware 3,460,098
District of Columbia - 3.5% (2.1% of Total Investments)
3,780 District of Columbia Student Dormitory Revenue Bonds, Provident Group -
Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45
10/22 at 100.00 BB- 3,791,189
1,100 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33
No Opt. Call A- 1,147,168
186,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
8/22 at 23.12 N/R 42,807,900
1,500 District of Columbia, Washington, D.C., Revenue Bonds, Ingleside at Rock
Creek Project, Series 2017A, 5.000%, 7/01/42
7/24 at 103.00 N/R 1,488,720
3,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A, 5.000%, 10/01/44
10/28 at 100.00 A 3,291,240
Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien
Series 2022A:
2,710 4.000%, 10/01/52 - AGM Insured 10/31 at 100.00 N/R 2,714,471
17,615 2.750%, 10/01/53 - AGM Insured 10/31 at 100.00 N/R 13,029,287
19,900 3.000%, 10/01/53 - AGM Insured 10/31 at 100.00 N/R 16,286,956

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
District of Columbia (continued)
$ 11,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 A3 (5) $ 13,070,970
10,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 Baa1 11,560,600
256,605 Total District of Columbia 109,188,501
Florida - 4.3% (2.6% of Total Investments)
990 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 N/R 1,000,999
1,000 Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds,
Franklin Academy Projects, Series 2020, 5.000%, 12/15/50, 144A
7/26 at 100.00 N/R 992,440
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018:
1,290 6.100%, 8/15/38, 144A 8/28 at 100.00 N/R 1,347,418
1,045 6.200%, 8/15/48, 144A 8/28 at 100.00 N/R 1,083,195
Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021:
1,290 4.000%, 8/15/51, 144A 8/28 at 100.00 N/R 992,500
1,250 4.250%, 8/15/61, 144A 8/28 at 100.00 N/R 956,425
Capital Trust Agency, Florida, Revenue Bonds, Odyssey
Charter School Project, Series 2017A:
1,065 5.375%, 7/01/37, 144A 7/27 at 100.00 Ba1 1,108,005
1,470 5.500%, 7/01/47, 144A 7/27 at 100.00 Ba1 1,519,686
3,788 Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton
Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A
(4)
6/28 at 100.00 N/R 795,486
Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A:
6,050 5.125%, 6/15/37, 144A 6/27 at 100.00 N/R 6,173,359
1,885 5.250%, 6/15/47, 144A 6/27 at 100.00 N/R 1,914,218
880 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2017A, 5.000%, 10/15/37, 144A
10/27 at 100.00 Ba2 894,432
735 Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School
Project, Series 2019A, 5.000%, 10/15/49, 144A
10/27 at 100.00 Ba2 735,610
4,670 City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015,
5.000%, 9/01/41
9/25 at 100.00 AA- 5,049,811
1,025 Cityplace Community Development District, Florida, Special Assessement
and  Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26
No Opt. Call A 1,083,732
1,480 Collier County Educational Facilities Authority, Florida, Revenue Bonds,
Hodges University, Refunding Series 2013, 6.125%, 11/01/43, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R (5) 1,561,282
Creekside at Twin Creeks Community Development
District, Florida, Special Assessment Bonds, Area 1 Project,
Series 2016A-1:
240 5.250%, 11/01/37 11/28 at 100.00 N/R 246,300
305 5.600%, 11/01/46 11/28 at 100.00 N/R 313,888
Davie, Florida, Educational Facilities Revenue Bonds, Nova
Southeastern University Project, Series 2013A:
3,445 6.000%, 4/01/42, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa1 (5) 3,546,455
1,720 5.625%, 4/01/43, (Pre-refunded 4/01/23) 4/23 at 100.00 Baa1 (5) 1,766,647

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
Downtown Doral Community Development District,
Florida, Special Assessment Bonds, Series 2015:
$ 280 5.250%, 5/01/35 5/26 at 100.00 N/R $ 284,827
315 5.300%, 5/01/36 5/26 at 100.00 N/R 320,749
475 5.500%, 5/01/45 5/26 at 100.00 N/R 483,084
655 5.500%, 5/01/46 5/26 at 100.00 N/R 665,919
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory
Incorporated Project, Series 2017A:
255 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 260,615
665 6.125%, 6/15/46, 144A 6/26 at 100.00 N/R 676,937
415 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Classical Preparatory Incorporated Project, Series 2018A,
6.000%, 6/15/37, 144A
6/26 at 100.00 N/R 424,138
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C:
2,375 5.650%, 7/01/37, 144A 7/27 at 101.00 N/R 2,471,544
3,735 5.750%, 7/01/47, 144A 7/27 at 101.00 N/R 3,842,045
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A:
2,075 4.750%, 7/15/36, 144A 7/26 at 100.00 N/R 2,080,872
1,335 5.000%, 7/15/46, 144A 7/26 at 100.00 N/R 1,339,940
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A:
4,330 5.000%, 6/15/50 6/27 at 100.00 BBB 4,480,294
3,405 5.000%, 6/15/55 6/27 at 100.00 BBB 3,504,290
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School
Income Projects, Series 2015A:
3,090 6.000%, 6/15/35, 144A 6/25 at 100.00 N/R 3,236,126
3,450 6.125%, 6/15/46, 144A 6/25 at 100.00 N/R 3,600,041
550 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2014A, 6.125%,
6/15/44, 144A
6/24 at 100.00 N/R 567,011
4,380 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Southwest Charter Foundation Inc Projects, Series 2017A,
6.125%, 6/15/47, 144A
6/27 at 100.00 N/R 4,294,721
Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A:
1,485 6.250%, 6/15/36, 144A 6/26 at 100.00 N/R 1,596,969
4,350 6.375%, 6/15/46, 144A 6/26 at 100.00 N/R 4,641,145
5,490 Florida Housing Finance Corporation, Homeowner Mortgage Revenue
Bonds, Social Series 2021-1, 2.150%, 7/01/51
1/30 at 100.00 N/R 3,747,639
1,435 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment
Area Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 N/R 1,453,397
600 Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds,
Refunding Series 2012, 5.000%, 10/01/30, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (5) 603,528
2,215 Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville
University Project, Series 2018B, 5.000%, 6/01/53, 144A
6/28 at 100.00 N/R 2,224,835

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Florida (continued)
$ 625 Lakewood Ranch Stewardship District, Florida, Special Assessment
Revenue Bonds, Del Webb Project, Series 2017, 5.000%, 5/01/37, 144A
5/27 at 100.00 N/R $ 636,037
4,130 Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds,
Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45, (Pre-
refunded 11/15/24)
11/24 at 100.00 N/R (5) 4,418,852
Miami Dade County Industrial Development Authority,
Florida, Educational Facilities Revenue Bonds, South
Florida Autism Charter School Project, Series 2017:
1,080 5.875%, 7/01/37, 144A 7/27 at 100.00 N/R 1,094,850
1,920 6.000%, 7/01/47, 144A 7/27 at 100.00 N/R 1,934,458
5,965 Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds,
Series 2014, 5.000%, 10/01/43
10/24 at 100.00 BBB+ 6,101,062
2,130 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
7/27 at 100.00 BB+ 1,950,292
5,000 Miami-Dade County Expressway Authority, Florida, Toll System Revenue
Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 BBB+ 5,173,150
2,400 Miami-Dade County, Florida, Special Obligation Bonds, Refunding
Subordinate Series 2012B, 5.000%, 10/01/37, (Pre-refunded 10/01/22)
10/22 at 100.00 A2 (5) 2,414,304
6,305 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2013A, 5.000%, 10/01/42, (Pre-refunded 10/01/22)
10/22 at 100.00 A+ (5) 6,342,578
4,785 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 N/R 4,964,055
Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series
2019A-1:
1,245 5.000%, 10/01/44 10/29 at 100.00 BBB- 1,313,089
1,645 5.000%, 10/01/49 10/29 at 100.00 BBB- 1,722,480
3,345 4.000%, 10/01/54 10/29 at 100.00 BBB- 3,148,648
2,000 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/47
11/32 at 100.00 N/R 2,087,280
825 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 N/R 833,052
220 Seminole County Industrial Development Authority, Florida, Educational
Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series
2021A, 4.000%, 6/15/51, 144A
6/31 at 100.00 Ba1 183,625
Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016:
195 4.750%, 11/01/28 11/27 at 100.00 N/R 199,764
375 5.375%, 11/01/36 11/27 at 100.00 N/R 383,992
910 South Fork III Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2016, 5.375%, 5/01/37
5/27 at 100.00 N/R 931,285
355 Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health
System - St. Joseph's Hospital, Series 1993, 5.125%, 12/01/23 - NPFG
Insured, (ETM)
8/22 at 100.00 N/R (5) 372,104
1,735 Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and
Research Institute, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 A- 1,862,227
5,015 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/40
6/25 at 100.00 A- 5,188,218
135,188 Total Florida 133,137,956

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Georgia - 3.6% (2.2% of Total Investments)
$ 13,235 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012,
2.750%, 1/01/52
5/31 at 100.00 A1 $ 9,982,499
5,775 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 BBB 5,608,911
11,255 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 BBB 10,931,306
5,895 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Inc. Project, Series
2022A, 4.000%, 4/01/52
4/32 at 100.00 N/R 5,786,001
10,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A1 9,887,400
15,305 Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 AA (5) 16,726,988
Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A:
2,730 3.950%, 12/01/43 6/27 at 100.00 AAA 2,737,999
4,085 4.000%, 12/01/48 6/27 at 100.00 AAA 4,100,523
1,300 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.750%, 6/15/37,
144A
6/27 at 100.00 N/R 1,345,552
5,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2022C, 4.000%, 8/01/52, (Mandatory Put 11/01/27), 144A
5/27 at 100.81 N/R 4,960,450
4,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 Ba3 4,062,360
10,900 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 Baa1 11,173,045
Municipal Electric Authority of Georgia, Plant Vogtle Units 3
& 4 Project J Bonds, Series 2019A:
8,680 5.000%, 1/01/49 7/28 at 100.00 Baa1 9,114,608
4,000 5.000%, 1/01/59 7/28 at 100.00 Baa1 4,191,880
1,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Refunding Series 2012C, 5.250%, 10/01/27
10/22 at 100.00 Baa1 1,006,290
10,090 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Mercer University, Series 2015, 5.000%, 10/01/40
10/25 at 100.00 Baa1 10,526,392
113,250 Total Georgia 112,142,204
Guam - 0.4% (0.3% of Total Investments)
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 1,576,035
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series
2017:
1,335 5.000%, 7/01/36 7/27 at 100.00 Baa2 1,424,258
890 5.000%, 7/01/40 7/27 at 100.00 Baa2 943,934
3,695 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Baa2 (5) 3,821,997
235 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 246,195

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Guam (continued)
$ 4,770 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 Baa2 $ 5,089,686
250 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34
- AGM Insured
10/22 at 100.00 A2 251,385
12,675 Total Guam 13,353,490
Hawaii - 0.4% (0.2% of Total Investments)
1,500 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%,
1/01/45, 144A
1/25 at 100.00 Ba3 1,441,305
5,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%,
7/01/43
7/23 at 100.00 A1 5,147,350
170 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43, 144A
7/23 at 100.00 BB 172,685
5,075 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40
7/25 at 100.00 A1 5,087,129
11,745 Total Hawaii 11,848,469
Idaho - 0.9% (0.6% of Total Investments)
Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014:
3,300 4.375%, 7/01/34 7/24 at 100.00 A 3,329,997
12,495 4.750%, 7/01/44 7/24 at 100.00 A 12,642,566
1,250 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 BB+ 1,307,650
1,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2014A, 4.125%, 3/01/37
3/24 at 100.00 A- 1,005,840
Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series
2020A:
500 5.000%, 7/01/40, 144A 7/25 at 100.00 N/R 450,615
1,415 5.250%, 7/01/55, 144A 7/25 at 100.00 N/R 1,232,479
12,055 Spring Valley Community Infrastructure District 1, Eagle, Idaho, Special
Assessment Bonds, Series 2021, 3.750%, 9/01/51, 144A
12/26 at 103.00 N/R 9,497,532
32,015 Total Idaho 29,466,679
Illinois - 23.9% (14.5% of Total Investments)
675 Bolingbrook, Will and DuPage Counties, Illinois, General Obligation
Bonds, Refunding Series 2013A, 5.000%, 1/01/25, (Pre-refunded
7/01/23)
7/23 at 100.00 A2 (5) 696,087
67,135 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 A- 72,735,402
1,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2017, 5.000%, 4/01/46
4/27 at 100.00 A- 1,034,830
5,245 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues Series 2012A, 5.000%, 12/01/42
12/22 at 100.00 Ba3 5,248,881
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 BB 9,638,832
Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017H:
5,835 5.000%, 12/01/36 12/27 at 100.00 BB 6,154,175
4,940 5.000%, 12/01/46 12/27 at 100.00 BB 5,132,314

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 6,055 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46
12/28 at 100.00 BB $ 6,318,029
38,905 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 BB 42,795,889
14,805 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 BB 16,286,980
19,585 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 BB 22,353,144
1,410 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/30 -
NPFG Insured
No Opt. Call BB 1,052,184
Chicago Transit Authority, Illinois, Sales Tax Receipts
Revenue Bonds, Second Lien Series 2020A:
1,405 4.000%, 12/01/50 12/29 at 100.00 A+ 1,376,085
2,585 5.000%, 12/01/55 12/29 at 100.00 A+ 2,788,905
12,215 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Series 2014, 5.250%, 12/01/49
12/24 at 100.00 AA 12,725,221
Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999:
1,500 0.000%, 1/01/31 - NPFG Insured No Opt. Call BBB- 1,091,745
32,670 0.000%, 1/01/32 - FGIC Insured No Opt. Call BBB- 22,659,912
12,360 0.000%, 1/01/37 - FGIC Insured No Opt. Call BBB- 6,592,082
2,500 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2014A, 5.250%, 1/01/33
1/24 at 100.00 Ba1 2,560,825
17,605 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 BBB- 19,169,556
2,605 Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C,
5.000%, 1/01/38
1/26 at 100.00 BBB- 2,698,754
3,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2008C, 5.000%, 1/01/39
1/25 at 100.00 A- 3,121,830
10,000 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43
12/23 at 100.00 BBB 10,177,500
Illinois Educational Facilities Authority, Revenue Bonds,
Field Museum of Natural History, Series 2002.RMKT:
2,500 4.450%, 11/01/36 11/25 at 102.00 A2 2,635,675
3,400 5.500%, 11/01/36 11/23 at 100.00 A 3,563,642
Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series
2015A:
1,700 5.750%, 12/01/35, 144A 12/25 at 100.00 N/R 1,791,800
115 6.000%, 12/01/45, 144A 12/25 at 100.00 N/R 121,143
Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC
- University of Illinois Health Services Facility Project, Series
2020:
3,835 4.000%, 10/01/50 10/30 at 100.00 BBB+ 3,622,234
5,190 4.000%, 10/01/55 10/30 at 100.00 BBB+ 4,698,974
Illinois Finance Authority, Revenue Bonds, Ascension
Health/fkaPresence Health Network, Series 2016C:
37,640 4.000%, 2/15/41 2/27 at 100.00 Aa2 38,037,855
80 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (5) 86,567
1,755 4.000%, 2/15/41, (Pre-refunded 2/15/27) 2/27 at 100.00 N/R (5) 1,899,050
6,750 Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2012, 5.000%, 9/01/38, (Pre-refunded 9/01/22)
9/22 at 100.00 AA+ (5) 6,769,372

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, Centegra Health
System, Series 2014A:
$ 1,485 5.000%, 9/01/34, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (5) $ 1,584,822
19,025 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 AA+ (5) 20,303,860
4,000 Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services,
Series 2019A, 5.000%, 11/01/49
11/26 at 103.00 N/R 3,756,480
15,850 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 A3 16,503,496
10,000 Illinois Finance Authority, Revenue Bonds, Northshore - Edward-Elmhurst
Health Credit Group, Series 2022A, 5.000%, 8/15/51
8/32 at 100.00 N/R 10,980,200
1,435 Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of
Chicago, Series 2013A, 6.000%, 7/01/43
7/23 at 100.00 A- 1,483,876
Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C:
1,000 5.000%, 8/01/42 8/27 at 100.00 BBB+ 1,042,110
1,000 5.000%, 8/01/46 8/27 at 100.00 BBB+ 1,036,130
1,000 5.000%, 8/01/47 8/27 at 100.00 BBB+ 1,035,550
Illinois Finance Authority, Revenue Bonds, Silver Cross
Hospital and Medical Centers, Refunding Series 2015C:
560 5.000%, 8/15/35 8/25 at 100.00 A3 583,839
6,140 5.000%, 8/15/44 8/25 at 100.00 A3 6,344,217
Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A:
17,765 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 N/R (5) 19,478,257
2,235 5.000%, 10/01/46, (UB) 10/25 at 100.00 AA- 2,378,822
5,670 Illinois Housing Development Authority, Multifamily Housing Revenue
Bonds, Series 2021C, 2.850%, 7/01/56
7/30 at 100.00 N/R 4,353,483
3,665 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/31 - AGM Insured
6/24 at 100.00 BB+ 3,848,177
Illinois State, General Obligation Bonds, December Series
2017A:
11,800 5.000%, 12/01/38 12/27 at 100.00 BBB- 12,462,924
1,330 5.000%, 12/01/39 12/27 at 100.00 BBB- 1,403,004
Illinois State, General Obligation Bonds, February Series
2014:
3,275 5.000%, 2/01/24 No Opt. Call BBB- 3,417,757
1,575 5.250%, 2/01/34 2/24 at 100.00 BBB- 1,613,918
7,500 5.000%, 2/01/39 2/24 at 100.00 BBB- 7,629,750
5,200 Illinois State, General Obligation Bonds, January Series 2016, 5.000%,
1/01/29
1/26 at 100.00 BBB- 5,517,356
Illinois State, General Obligation Bonds, May Series 2014:
510 5.000%, 5/01/36 5/24 at 100.00 BBB- 521,240
1,915 5.000%, 5/01/39 5/24 at 100.00 BBB- 1,953,377
4,460 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 BBB- 4,977,182
13,200 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/41
11/26 at 100.00 BBB- 13,751,892
31,485 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 BBB- 34,235,215
2,040 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call BBB- 2,248,406

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 5,000 Illinois State, General Obligation Bonds, November Series 2019B, 4.000%,
11/01/35
11/29 at 100.00 BBB- $ 4,988,450
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/29
2/27 at 100.00 BBB- 5,398,900
Illinois State, General Obligation Bonds, Series 2013:
2,000 5.250%, 7/01/31 7/23 at 100.00 BBB- 2,049,880
4,140 5.500%, 7/01/38 7/23 at 100.00 BBB- 4,244,949
Illinois Toll Highway Authority, Toll Highway Revenue
Bonds, Senior Lien Series 2013A:
5,000 5.000%, 1/01/35 1/23 at 100.00 A1 5,051,250
5,590 5.000%, 1/01/38 1/23 at 100.00 A1 5,643,217
18,920 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 A1 19,988,791
10,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2019A, 5.000%, 1/01/44
7/29 at 100.00 A1 11,030,900
10,470 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A, 5.000%, 1/01/46
1/32 at 100.00 N/R 11,736,975
540 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 BB+ 552,355
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2020A:
12,325 4.000%, 6/15/50 12/29 at 100.00 BB+ 11,656,615
15,160 5.000%, 6/15/50 12/29 at 100.00 BB+ 15,757,759
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Refunding
Series 2022A:
2,910 4.000%, 12/15/42 12/31 at 100.00 BB+ 2,822,962
4,500 4.000%, 6/15/52 12/31 at 100.00 BB+ 4,237,830
Metropolitan Pier and Exposition Authority, Illinois,
McCormick Place Expansion Project Bonds, Series 2015A:
2,890 0.000%, 12/15/52 No Opt. Call BB+ 654,961
5,185 5.000%, 6/15/53 12/25 at 100.00 BB+ 5,303,944
5,700 5.500%, 6/15/53 12/25 at 100.00 BB+ 5,928,057
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Capital Appreciation Refunding Series 2010B-1:
25,000 0.010%, 6/15/44 - AGM Insured No Opt. Call BB+ 9,653,750
43,200 0.000%, 6/15/45 - AGM Insured No Opt. Call BB+ 15,888,096
10,000 0.000%, 6/15/46 - AGM Insured No Opt. Call BB+ 3,496,700
8,750 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 1994B, 0.000%, 6/15/28 -
NPFG Insured
No Opt. Call Baa2 7,257,075
Metropolitan Pier and Exposition Authority, Illinois,
Revenue Bonds, McCormick Place Expansion Project,
Series 2002A:
18,085 0.000%, 12/15/24 - NPFG Insured No Opt. Call BB+ 16,959,932
20,045 0.000%, 12/15/35 - AGM Insured No Opt. Call BB+ 12,008,559
9,010 0.000%, 6/15/37 - NPFG Insured No Opt. Call BB+ 4,828,819
465 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station
Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39
1/26 at 100.00 N/R 446,851
1,842 Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood
Springs Project, Refunding Series 2014, 5.000%, 3/01/34 - AGM Insured
3/24 at 100.00 AA 1,909,472

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Illinois (continued)
$ 2,600 Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry
and Will Counties, Illinois, General Obligation Bonds, Series 2000A,
6.500%, 7/01/30 - NPFG Insured
No Opt. Call A1 $ 3,175,848
7,025 Southwestern Illinois Development Authority, Health Facility Revenue
Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48, (Pre-
refunded 11/01/23)
11/23 at 100.00 N/R (5) 7,537,544
4,000 Southwestern Illinois Development Authority, School Revenue Bonds,
Triad School District 2, Madison County, Illinois, Series 2006, 0.000%,
10/01/25 - NPFG Insured
No Opt. Call Baa2 3,674,920
12,125 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015, 5.000%, 3/01/40 - AGM Insured
3/25 at 100.00 A2 12,866,686
Will County Community Unit School District 201-U
Crete-Monee, Illinois, General Obligation Bonds, Capital
Appreciation Series 2004:
780 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call Baa2 (5) 776,856
165 0.000%, 11/01/22 - NPFG Insured, (ETM) No Opt. Call N/R (5) 164,375
6,415 Will County School District 122, New Lenox, Illinois, General Obligation
Bonds, Capital Appreciation School Series 2004D, 0.000%, 11/01/24 -
AGM Insured
No Opt. Call Aa3 6,081,484
795,357 Total Illinois 745,855,576
Indiana - 2.3% (1.4% of Total Investments)
2,650 Crown Point Multi-School Building Corporation, Indiana, First Mortgage
Bonds, Crown Point Community School Corporation, Series 2000,
0.000%, 1/15/24 - NPFG Insured
No Opt. Call Baa2 2,572,938
12,045 Indiana Finance Authority, Educational Facilities Revenue Bonds,
Valparaiso University Project, Series 2014, 5.000%, 10/01/44
10/24 at 100.00 Baa1 12,342,271
10,425 Indiana Finance Authority, Hospital Revenue Bonds, Community Health
Network Project, Series 2012A, 5.000%, 5/01/42, (Pre-refunded 5/01/23)
5/23 at 100.00 A (5) 10,689,691
17,970 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2014A, 5.000%, 10/01/44
10/24 at 100.00 A+ 18,746,124
Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E:
10,000 0.000%, 2/01/26 - AMBAC Insured No Opt. Call AA- 9,235,200
20,000 0.000%, 2/01/28 - AMBAC Insured No Opt. Call AA- 17,422,800
73,090 Total Indiana 71,009,024
Iowa - 1.5% (0.9% of Total Investments)
10,000 Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health
Project,  Series 2013A, 5.250%, 2/15/44, (Pre-refunded 2/15/23)
2/23 at 100.00 A1 (5) 10,203,900
Iowa Finance Authority, Iowa, Midwestern Disaster
Area Revenue Bonds, Iowa Fertilizer Company Project,
Refunding Series 2022:
10,045 5.000%, 12/01/50 12/29 at 103.00 N/R 10,548,857
10,860 5.000%, 12/01/50, (Mandatory Put 12/01/42) 12/29 at 103.00 N/R 11,543,963
5,700 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council
Bluffs, Inc. Project, Series 2018, 5.250%, 8/01/55
8/23 at 102.00 N/R 4,978,836
36,850 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 N/R 4,913,579
4,315 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49
6/31 at 100.00 BBB 4,343,781
77,770 Total Iowa 46,532,916

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Kansas - 0.4% (0.2% of Total Investments)
$ 1,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village
Inc, Series 2017A, 5.000%, 5/15/43
5/27 at 100.00 BB+ $ 1,016,510
Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Bonds, Vacation
Village Project Area 1 and 2A, Series 2015:
3,395 5.000%, 9/01/27 9/25 at 100.00 N/R 3,247,997
2,380 5.750%, 9/01/32 9/25 at 100.00 N/R 2,224,300
2,575 6.000%, 9/01/35 9/25 at 100.00 N/R 2,419,393
2,500 Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax
Special Obligation Bonds, Village East Project Areas 2B 3 and 5, Series
2022, 5.750%, 9/01/39, 144A
3/29 at 103.00 N/R 2,520,000
11,850 Total Kansas 11,428,200
Kentucky - 2.1% (1.3% of Total Investments)
5,915 Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016, 5.500%, 2/01/44
2/26 at 100.00 BB+ 6,139,534
2,480 Kentucky Bond Development Corporation, Tax Increment Revenue Bonds,
Summit Lexington Project, Series 2016A, 4.400%, 10/01/24
No Opt. Call N/R 2,418,719
10,000 Kentucky Economic Development Finance Authority, Hospital Revenue
Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37
6/27 at 100.00 BBB- 10,538,500
Kentucky Economic Development Finance Authority,
Revenue Bonds, Next Generation Kentucky Information
Highway Project, Senior Series 2015A:
4,345 5.000%, 7/01/37 7/25 at 100.00 Baa2 4,523,623
17,615 5.000%, 1/01/45 7/25 at 100.00 Baa2 18,169,520
Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C:
4,360 0.000%, 7/01/43 (8) 7/31 at 100.00 Baa2 4,854,249
8,510 0.000%, 7/01/46 (8) 7/31 at 100.00 Baa2 9,502,011
Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, First Tier
Series 2013A:
2,390 5.750%, 7/01/49, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (5) 2,475,323
480 6.000%, 7/01/53, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 (5) 498,130
5,000 Louisville and Jefferson County Metropolitan Government, Kentucky,
Hospital Revenue Bonds, UofL Health Project, Series 2022A, 5.000%,
5/15/52
5/32 at 100.00 N/R 5,245,000
61,095 Total Kentucky 64,364,609
Louisiana - 1.4% (0.9% of Total Investments)
2,525 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
7/23 at 100.00 N/R 2,551,639
Louisiana Public Facilities Authority, Hospital Revenue
Bonds, Franciscan Missionaries of Our Lady Health System,
Series 1998A:
5,290 5.750%, 7/01/25, (UB) No Opt. Call A2 5,632,634
135 5.750%, 7/01/25, (ETM), (UB) No Opt. Call A2 (5) 150,190
2,000 Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana
Children's Medical Center Hospital, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A+ 1,979,020
11,095 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 A3 10,863,780
11,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017, 0.000%, 10/01/46 (8)
10/33 at 100.00 BBB 10,530,850

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Louisiana (continued)
Louisiana Public Facilities Authority, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2015:
$ 1,045 4.250%, 5/15/40 5/25 at 100.00 A3 $ 1,056,401
6,970 5.000%, 5/15/47 5/25 at 100.00 A3 7,154,566
1,000 New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 4.250%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 A (5) 1,046,680
3,275 Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, L.P.
Project, Series 2010A, 6.350%, 10/01/40, 144A
6/30 at 100.00 BB- 3,703,173
44,335 Total Louisiana 44,668,933
Maine - 1.9% (1.1% of Total Investments)
7,530 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2013,
5.000%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 Ba1 (5) 7,761,773
Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A:
5,450 4.000%, 7/01/41 7/26 at 100.00 Ba1 5,250,476
10,265 4.000%, 7/01/46 7/26 at 100.00 Ba1 9,574,268
10,000 Maine Health and Higher Educational Facilities Authority, Revenue
Bonds, Mainehealth Issue, Series 2015, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 A+ (5) 10,612,700
Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A:
2,745 4.000%, 7/01/45 7/30 at 100.00 A+ 2,750,106
5,000 4.000%, 7/01/50 7/30 at 100.00 A+ 4,931,100
4,500 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2021A, 2.200%, 11/15/51
5/30 at 100.00 AA+ 3,011,625
8,885 Maine State Housing Authority, Multifamily Mortgage Purchase Bonds,
Series 2022A, 2.600%, 11/15/46
11/30 at 100.00 N/R 6,777,567
7,695 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Series 2020D, 2.800%, 11/15/45
5/29 at 100.00 AA+ 6,650,634
915 Maine State Housing Authority, Single Family Mortgage Purchase Bonds,
Social Series 2021C, 2.300%, 11/15/46
11/30 at 100.00 AA+ 674,611
62,985 Total Maine 57,994,860
Maryland - 2.2% (1.3% of Total Investments)
Baltimore, Maryland, Convention Center Hotel Revenue
Bonds, Refunding Series 2017:
1,280 5.000%, 9/01/33 9/27 at 100.00 CCC 1,285,670
3,050 5.000%, 9/01/39 9/27 at 100.00 CCC 2,999,645
3,025 5.000%, 9/01/46 9/27 at 100.00 CCC 2,905,815
1,000 Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A, 4.375%, 2/15/39, 144A
2/26 at 100.00 N/R 984,360
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C:
6,600 2.450%, 9/01/41 9/30 at 100.00 N/R 5,317,092
12,000 2.550%, 9/01/44 9/30 at 100.00 N/R 9,451,080
10,045 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 N/R 9,624,516
13,315 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 Baa3 13,949,992

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Maryland (continued)
$ 10,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 A+ $ 10,388,200
1,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A3 (5) 1,590,450
Prince George's County Revenue Authority, Maryland,
Special Obligation Bonds, Suitland-Naylor Road Project,
Series 2016:
2,000 4.750%, 7/01/36, 144A 1/26 at 100.00 N/R 2,045,420
2,300 5.000%, 7/01/46, 144A 1/26 at 100.00 N/R 2,368,195
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
1,335 4.250%, 11/01/37 11/24 at 103.00 B- 1,211,686
1,250 4.500%, 11/01/43 11/24 at 103.00 B- 1,156,350
2,650 5.000%, 11/01/47 11/24 at 103.00 B- 2,608,687
71,350 Total Maryland 67,887,158
Massachusetts - 3.3% (2.0% of Total Investments)
Massachusetts Development Finance Agency Revenue
Bonds, Lawrence General Hospital Issue, Series 2014A:
2,245 5.250%, 7/01/34 7/24 at 100.00 B- 2,134,142
6,195 5.500%, 7/01/44 7/24 at 100.00 B- 5,692,524
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
8,200 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 8,465,844
3,000 5.000%, 10/01/57, 144A 10/22 at 105.00 BB+ 3,155,850
10,000 Massachusetts Development Finance Agency, Revenue Bonds, CareGroup
Issue, Series 2018J-2, 5.000%, 7/01/53
7/28 at 100.00 A3 10,576,600
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2015:
4,020 4.500%, 1/01/45 1/25 at 100.00 Baa2 4,048,019
2,950 5.000%, 1/01/45 1/25 at 100.00 Baa2 3,022,452
4,035 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 4.000%, 10/01/46
10/26 at 100.00 Baa2 3,859,276
16,280 Massachusetts Development Finance Agency, Revenue Bonds,
Massachusetts Institute of Technology, Series 2020P, 5.000%, 7/01/50
No Opt. Call AAA 20,597,619
900 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2020G, 5.000%, 7/15/46, 144A
7/30 at 100.00 BB+ 913,482
6,000 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 7,878,180
7,405 Massachusetts Health and Educational Facilities Authority, Revenue
Bonds, Massachusetts Institute of Technology, Series 2002K, 5.500%,
7/01/32, (UB) (6)
No Opt. Call AAA 9,460,110
2,800 Massachusetts Housing Finance Agency, Housing Bonds, Series 2014D,
3.875%, 12/01/39
6/24 at 100.00 AA- 2,799,496
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
3,340 2.375%, 12/01/46 6/30 at 100.00 AA 2,457,739
3,600 2.450%, 12/01/51 6/30 at 100.00 AA 2,608,920
8,310 2.550%, 12/01/56 6/30 at 100.00 AA 5,854,561
4,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2020-220, 2.300%, 12/01/44
6/30 at 100.00 AA+ 3,350,430

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Massachusetts (continued)
$ 4,560 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Series 2013A, 5.000%, 5/15/43, (Pre-refunded 5/15/23)
5/23 at 100.00 Aa2 (5) $ 4,683,986
3,345 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2021B, 2.000%, 4/01/50
4/31 at 100.00 AA 2,177,327
425 Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA
Loan Program, Subordinate Series 1999A, 5.750%, 8/01/29
8/22 at 100.00 AAA 426,262
102,110 Total Massachusetts 104,162,819
Michigan - 2.2% (1.3% of Total Investments)
5,060 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call AA 5,865,855
3,665 Detroit Downtown Development Authority, Michigan, Tax Increment
Revenue Bonds, Catalyst Development Project, Series 2018A, 5.000%,
7/01/48 - AGM Insured
7/24 at 100.00 AA 3,844,915
Michigan Finance Authority, Hospital Revenue Bonds,
Sparrow Obligated Group, Refunding Series 2015:
4,495 4.000%, 11/15/35 5/25 at 100.00 A 4,551,951
2,550 4.000%, 11/15/36 5/25 at 100.00 A 2,574,633
Michigan Finance Authority, Michigan, Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2016MI:
9,855 5.000%, 12/01/45, (UB) 6/26 at 100.00 AA- 10,444,723
145 5.000%, 12/01/45, (Pre-refunded 6/01/26), (UB) 6/26 at 100.00 N/R (5) 161,648
2,705 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 BBB 2,910,526
1,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49
12/30 at 100.00 BBB+ 947,880
Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A:
21,675 2.350%, 12/01/46 12/30 at 100.00 Aa2 16,003,520
8,280 2.500%, 6/01/52 12/30 at 100.00 Aa2 5,979,319
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2020-I, 2.625%, 10/15/56
10/31 at 100.00 AA- 7,359,000
Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D:
3,550 5.000%, 12/01/40 12/25 at 100.00 A- 3,777,768
3,600 5.000%, 12/01/45 12/25 at 100.00 A- 3,800,448
76,580 Total Michigan 68,222,186
Minnesota - 2.1% (1.2% of Total Investments)
Baytown Township, Minnesota Charter School Lease
Revenue Bonds, Saint Croix Preparatory Academy,
Refunding Series 2016A:
155 4.000%, 8/01/36 8/26 at 100.00 BB+ 142,335
440 4.000%, 8/01/41 8/26 at 100.00 BB+ 390,570
2,000 Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie
Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/34
3/25 at 100.00 BB- 2,002,780
1,720 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2015A, 5.500%, 7/01/50
7/25 at 100.00 BB+ 1,764,514
Duluth Economic Development Authority, Minnesota,
Health Care Facilities Revenue Bonds, Essentia Health
Obligated Group, Series 2018A:
9,585 4.250%, 2/15/43 2/28 at 100.00 A- 9,655,354
27,325 4.250%, 2/15/48 2/28 at 100.00 A- 27,240,019

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Minnesota (continued)
Minneapolis, Minnesota, Charter School Lease Revenue
Bonds, Cyber Village Academy Project, Series 2022A:
$ 340 5.250%, 6/01/42 6/32 at 100.00 N/R $ 352,665
215 5.500%, 6/01/57 6/32 at 100.00 N/R 223,929
1,400 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52 (WI/DD, Settling
8/10/22)
7/32 at 100.00 N/R 1,421,252
2,280 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2020E, 2.700%, 7/01/44
7/29 at 100.00 AA+ 1,940,120
Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I:
2,255 2.150%, 7/01/45 1/30 at 100.00 AA+ 1,726,338
3,625 2.200%, 1/01/51 1/30 at 100.00 AA+ 2,745,466
5,610 Minnesota Housing Finance Agency, Residential Housing Finance Bonds,
Series 2021H, 2.550%, 1/01/46
1/31 at 100.00 N/R 4,762,161
Saint Cloud, Minnesota, Charter School Lease Revenue
Bonds, Stride Academy Project, Series 2016A:
405 5.000%, 4/01/36 4/26 at 100.00 N/R 336,948
605 5.000%, 4/01/46 4/26 at 100.00 N/R 455,849
2,500 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 4.000%, 7/01/35
7/25 at 100.00 A 2,518,775
110 Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily
Housing Revenue Bonds, 2700 University at Westgate Station, Series
2015B, 4.250%, 4/01/25
4/23 at 100.00 N/R 109,693
St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
2,785 5.000%, 11/15/40, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (5) 3,050,077
3,190 5.000%, 11/15/44, (Pre-refunded 11/15/25) 11/25 at 100.00 N/R (5) 3,493,624
66,545 Total Minnesota 64,332,469
Mississippi - 0.1% (0.1% of Total Investments)
3,720 Mississippi Development Bank, Special Obligation Bonds, Gulfport Water
and Sewer System Project, Series 2005, 5.250%, 7/01/24 - AGM Insured,
(ETM)
No Opt. Call A2 (5) 3,908,753
1,000 Mississippi Home Corporation, Single Family Mortgage Revenue Bonds,
Series 2021A, 2.125%, 12/01/44
6/30 at 100.00 Aaa 762,210
4,720 Total Mississippi 4,670,963
Missouri - 2.4% (1.4% of Total Investments)
2,600 Chesterfield Valley Transportation Development District, Missouri,
Transportation Sales Tax Revenue Bonds, Series 2015, 3.625%, 5/15/31
5/23 at 100.00 A- 2,608,398
Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center
Community Improvement District, Senior Refunding &
Improvement Series 2016:
400 5.000%, 4/01/36, 144A 4/26 at 100.00 N/R 389,924
1,520 5.000%, 4/01/46, 144A 4/26 at 100.00 N/R 1,418,038
15,000 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/28 -
AMBAC Insured
No Opt. Call A2 13,094,100
4,345 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project, Refunding
Series 2017A, 5.250%, 5/15/50
5/27 at 100.00 BB 4,161,033

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Missouri (continued)
Liberty, Missouri, Special Obligation Tax Increment and
Special Districts Bonds, Liberty Commons Project, Series
2015A:
$ 1,575 5.750%, 6/01/35, 144A 6/25 at 100.00 N/R $ 1,522,206
1,055 6.000%, 6/01/46, 144A 6/25 at 100.00 N/R 1,027,517
2,460 Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%,
5/01/43
5/23 at 100.00 BBB 2,530,627
Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Saint Louis College
of Pharmacy, Series 2015B:
1,410 5.000%, 5/01/40 11/23 at 100.00 BBB 1,467,401
2,000 5.000%, 5/01/45 11/23 at 100.00 BBB 2,081,420
7,040 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48
11/23 at 100.00 A2 7,224,026
2,250 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Heartland Regional Medical Center, Series 2012,
5.000%, 2/15/43
8/22 at 100.00 A1 2,255,310
Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series
2019A:
5,820 4.000%, 2/15/44 2/29 at 100.00 A1 5,847,005
10,095 4.000%, 2/15/49 2/29 at 100.00 A1 10,124,174
405 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
9/23 at 100.00 BB+ 409,172
Saint Louis County Industrial Development Authority,
Missouri, Revenue Bonds, Saint Andrew's Resources for
Seniors, Series 2015A:
1,650 5.000%, 12/01/35 12/25 at 100.00 N/R 1,681,284
455 5.125%, 12/01/45 12/25 at 100.00 N/R 461,147
4,125 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call A- 4,899,345
15,350 Springfield Public Building Corporation, Missouri, Lease Revenue Bonds,
Jordan Valley Park Projects, Series 2000A, 0.000%, 6/01/30 - AMBAC
Insured
No Opt. Call N/R 11,089,914
79,555 Total Missouri 74,292,041
Montana - 0.1% (0.0% of Total Investments)
Kalispell, Montana, Housing and Healthcare Facilities
Revenue Bonds, Immanuel Lutheran Corporation, Series
2017A:
1,175 5.250%, 5/15/37 5/25 at 102.00 N/R 1,192,766
375 5.250%, 5/15/47 5/25 at 102.00 N/R 375,754
1,550 Total Montana 1,568,520
Nebraska - 1.2% (0.7% of Total Investments)
10,665 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call BBB+ 11,921,977
4,435 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Series 2012, 5.000%, 9/01/32
9/22 at 100.00 BBB+ 4,446,797
1,330 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015,
5.000%, 11/01/45
11/25 at 100.00 A 1,386,419

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Nebraska (continued)
Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health
System, Refunding Series 2015:
$ 2,090 4.125%, 11/01/36 11/25 at 100.00 A $ 2,118,821
2,325 5.000%, 11/01/48 11/25 at 100.00 A 2,419,697
7,760 Nebraska Investment Finance Authority, Single Family Housing Revenue
Bonds, Series 2020A, 2.700%, 9/01/43
3/29 at 100.00 AA+ 6,767,651
6,800 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue
Bonds, Regional West Medical Center Project, Refunding &
Improvement Series 2016A, 5.250%, 2/01/37
2/27 at 100.00 BB+ 7,087,300
35,405 Total Nebraska 36,148,662
Nevada - 1.2% (0.7% of Total Investments)
410 Director of the State of Nevada Department of Business and Industry,
Charter School Lease Revenue Bonds, Somerset Academy, Series
2018A, 5.000%, 12/15/38, 144A
12/25 at 100.00 BB 416,343
Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series
2022:
750 3.500%, 9/01/45 9/31 at 100.00 N/R 592,965
500 4.000%, 9/01/51 9/31 at 100.00 N/R 427,855
24,115 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49
7/28 at 100.00 A 24,135,257
3,150 Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds,
Refunding Series 2017B, 4.000%, 7/01/36
7/27 at 100.00 A 3,260,533
1,000 Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park
Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A
8/22 at 100.00 N/R 945,930
500 Neveda State Director of the Department of Business and Industry,
Charter School Revenue Bonds, Doral Academy of Nevada, Series
2017A, 5.000%, 7/15/37, 144A
7/25 at 100.00 BB+ 505,175
4,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds,
ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018A,
4.000%, 6/01/43
12/28 at 100.00 A3 4,018,000
3,500 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital
Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor
Project, Series 2018C, 0.010%, 7/01/58, 144A
7/38 at 31.26 N/R 478,240
3,210 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds,
Series 2020, 5.000%, 7/01/51
7/30 at 100.00 N/R 3,293,139
41,135 Total Nevada 38,073,437
New Hampshire - 1.1% (0.7% of Total Investments)
16,630 National Finance Authority, New Hampshire, Hospital Facilities Revenue
Bonds, Saint Elizabeth Medical Center, Inc., Series 2021A, 4.000%,
5/01/51
5/31 at 100.00 N/R 16,308,209
12,083 National Finance Authority, New Hampshire, Municipal Certificates Series
2022-1 Class A, 4.375%, 9/20/36 2022 1
No Opt. Call N/R 11,986,996
5,000 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018B, 4.625%, 11/01/42,
144A
7/23 at 100.00 B 4,938,150
1,185 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43,
(Mandatory Put 7/02/40), 144A
7/25 at 100.00 B 1,034,446

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Hampshire (continued)
$ 500 New Hampshire Health and Education Facilities Authority, Revenue Bonds,
Kendal at Hanover, Series 2016, 5.000%, 10/01/40
10/26 at 100.00 BBB+ $ 519,365
35,398 Total New Hampshire 34,787,166
New Jersey - 6.3% (3.8% of Total Investments)
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Refunding Series 2016BBB:
34,310 5.500%, 6/15/29, (Pre-refunded 12/15/26) 12/26 at 100.00 BBB (5) 39,612,268
2,110 5.500%, 6/15/30, (Pre-refunded 12/15/26) 12/26 at 100.00 BBB (5) 2,436,079
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2005N-1:
6,835 5.500%, 9/01/24 - AMBAC Insured No Opt. Call BBB 7,295,952
5,045 5.500%, 9/01/28 - NPFG Insured No Opt. Call BBB 5,852,200
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
11,335 5.250%, 6/15/40 6/25 at 100.00 BBB 11,834,420
655 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R (5) 718,601
495 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011,
6.000%, 7/01/26
8/22 at 100.00 BB+ 495,995
1,470 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
8/22 at 100.00 BB+ 1,472,073
3,310 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 3,437,865
600 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
4.000%, 7/01/43
7/26 at 100.00 N/R 605,652
2,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call BBB 1,803,946
20,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C, 0.000%, 12/15/33 - AGM Insured
No Opt. Call BBB+ 13,745,800
20,040 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2014AA, 5.000%, 6/15/44
6/24 at 100.00 BBB 20,613,946
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2015AA:
13,690 4.750%, 6/15/38 6/25 at 100.00 BBB 14,047,583
8,355 5.000%, 6/15/45 6/25 at 100.00 BBB 8,631,216
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019AA, 5.250%, 6/15/43
12/28 at 100.00 BBB 5,420,950
6,630 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2020AA, 5.000%, 6/15/50
12/30 at 100.00 BBB 7,092,045
33,200 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-
1, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A2 36,499,416
1,150 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 A+ (5) 1,179,635
5,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 4.000%, 11/01/50
11/30 at 100.00 Baa2 4,577,500
3,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.250%, 6/01/46
6/28 at 100.00 BBB+ 3,175,530
3,410 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 3,478,848

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New Jersey (continued)
$ 1,330 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/26 - AGM Insured
No Opt. Call A2 $ 1,464,396
189,005 Total New Jersey 195,491,916
New Mexico - 0.2% (0.1% of Total Investments)
3,345 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 2,601,708
Santa Fe, New Mexico, Retirement Facilities Revenue
Bonds, EL Castillo Retirement Residences Project, Series
2019A:
670 5.000%, 5/15/44 5/26 at 103.00 BB+ 639,984
1,200 5.000%, 5/15/49 5/26 at 103.00 BB+ 1,124,280
1,000 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior
Lien Series 2022, 4.250%, 5/01/40, 144A
5/29 at 103.00 N/R 891,440
6,215 Total New Mexico 5,257,412
New York - 8.3% (5.0% of Total Investments)
14,975 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 N/R 15,553,335
9,320 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A
12/30 at 100.00 N/R 7,725,068
7,390 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020B-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 6,278,766
14,215 Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A, 4.250%, 5/01/52, (UB)
(6)
5/32 at 100.00 N/R 14,317,917
1,535 Dormitory Authority of the State of New York, Insured Revenue Bonds,
Mount Sinai School of Medicine, Series 1994A, 5.150%, 7/01/24 - NPFG
Insured
No Opt. Call Baa2 1,608,020
9,700 Dormitory Authority of the State of New York, Revenue Bonds, Columbia
University, Series 2017A, 5.000%, 10/01/47, (UB) (6)
No Opt. Call AAA 12,207,547
4,070 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 A- 4,206,549
Dormitory Authority of the State of New York, Revenue
Bonds, Orange Regional Medical Center Obligated Group,
Series 2015:
2,700 5.000%, 12/01/40, 144A 6/25 at 100.00 BBB- 2,776,437
5,600 5.000%, 12/01/45, 144A 6/25 at 100.00 BBB- 5,734,288
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2021E, 4.000%, 3/15/48
3/32 at 100.00 N/R 5,045,100
2,095 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 2,223,884
2,120 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Refunding Series
2020B, 5.570%, 2/01/41
2/30 at 100.00 N/R 2,181,416
2,695 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2017A,
6.240%, 2/01/47
2/27 at 100.00 N/R 2,844,734
2,965 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2018A,
6.760%, 2/01/48
2/28 at 100.00 N/R 3,236,890

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 1,270 Hempstead Town Local Development Corporation, New York, Education
Revenue Bonds, The Academy Charter School Project, Series 2020A,
5.730%, 2/01/50
2/30 at 100.00 N/R $ 1,306,576
Hempstead Town Local Development Corporation, New
York, Education Revenue Bonds, The Academy Charter
School Project, Series 2021A:
1,210 4.450%, 2/01/41 2/30 at 100.00 A2 1,039,704
2,130 4.600%, 2/01/51 2/30 at 100.00 A2 1,752,692
Long Island Power Authority, New York, Electric System
Revenue Bonds, Series 2012A:
6,455 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (5) 6,473,977
3,320 5.000%, 9/01/42, (Pre-refunded 9/01/22) 9/22 at 100.00 N/R (5) 3,329,761
225 5.000%, 9/01/42 9/22 at 100.00 N/R 225,556
6,850 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23
No Opt. Call N/R 6,957,134
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond
Certified Series 2020C-1:
2,790 5.000%, 11/15/50 5/30 at 100.00 BBB+ 2,933,155
3,155 5.250%, 11/15/55 5/30 at 100.00 BBB+ 3,357,772
8,390 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-2, 4.000%, 11/15/48
11/30 at 100.00 BBB+ 8,099,203
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49
11/30 at 100.00 BBB+ 4,820,900
2,210 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%,
11/15/24
No Opt. Call BBB+ 2,338,998
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Climate Certified Series 2020E, 4.000%,
11/15/45
11/30 at 100.00 BBB+ 7,288,950
3,585 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Anns Community Project, Series 2019, 5.000%, 1/01/50
1/26 at 103.00 N/R 3,202,480
1,000 Nassau County Local Economic Assistance Corporation, New York,
Revenue Bonds, Catholic Health Services of Long Island Obligated
Group Project, Series 2014, 5.000%, 7/01/31
7/24 at 100.00 A- 1,033,850
7,315 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2022A, 4.000%, 4/01/41
4/32 at 100.00 N/R 7,397,733
15,000 New York City Housing Development Corporation, New York,  Sustainable
Impact Revenue Bonds, Williamsburg Housing Preservation LP, Series
2020A, 2.800%, 2/01/50
2/28 at 100.00 Aa2 11,691,300
11,570 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2016
Series BB-1, 5.000%, 6/15/46, (UB) (6)
6/25 at 100.00 AA+ 12,261,076
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/26 - FGIC Insured
8/22 at 100.00 AA- 5,013
28,615 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 28,812,157
15,590 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.125%, 9/15/50
3/30 at 100.00 N/R 13,122,883
2,560 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,365,491

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
New York (continued)
$ 3,500 New York State Housing Finance Agency, Affordable Housing Revenue
Bonds, Climate Bond Certified/Sustainability Series 2019P, 3.050%,
11/01/49
5/28 at 100.00 Aa2 $ 2,905,700
6,500 New York State Mortgage Agency, Homeowner Mortgage Revenue
Bonds, Series 211, 3.750%, 10/01/43
4/27 at 100.00 Aa1 6,435,845
1,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/50
9/32 at 100.00 N/R 1,001,360
15,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020A, 4.000%, 3/15/49
9/30 at 100.00 Aa2 15,083,250
10,135 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/57
11/32 at 100.00 N/R 9,951,050
7,110 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 7,115,546
263,370 Total New York 258,249,063
North Carolina - 0.2% (0.1% of Total Investments)
2,150 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/38, (Pre-
refunded 10/01/22)
10/22 at 100.00 A2 (5) 2,162,814
2,150 North Carolina Medical Care Commission, Retirement Facilities First
Mortgage Revenue Bonds, Aldersgate United Retirement Community
Inc., Refunding Series 2017A, 5.000%, 7/01/47
7/27 at 100.00 N/R 2,150,817
1,690 North Carolina Turnpike Authority, Monroe Expressway Toll  Revenue
Bonds, Series 2017A, 5.000%, 7/01/54
7/26 at 100.00 Baa3 1,738,385
935 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 4.000%, 1/01/55 - AGM Insured
1/30 at 100.00 BBB 935,673
6,925 Total North Carolina 6,987,689
North Dakota - 2.0% (1.2% of Total Investments)
9,950 Cass County, North Dakota, Health Care Facilities Revenue Bonds,
Essential Health Obligated Group, Series 2018B, 4.250%, 2/15/48
2/28 at 100.00 A- 9,919,055
4,525 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 5.000%, 12/01/42
12/27 at 100.00 BBB- 4,685,004
1,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021, 3.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 BBB- 829,980
1,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017,
5.000%, 12/01/36
12/26 at 100.00 N/R 959,400
4,055 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Series 2020B, 2.500%, 7/01/44
1/30 at 100.00 Aa1 3,302,838
1,000 North Dakota Housing Finance Agency, Home Mortgage Finance Program
Bonds, Social Series 2022F, 4.250%, 1/01/47 (WI/DD, Settling 8/23/22)
1/32 at 100.00 N/R 1,012,770
Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C:
10,000 5.000%, 6/01/38 6/28 at 100.00 BBB- 10,540,500
28,050 5.000%, 6/01/53 6/28 at 100.00 BBB- 28,806,509
2,535 Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest
Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)
9/23 at 100.00 N/R 1,267,500
62,115 Total North Dakota 61,323,556

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio - 9.4% (5.7% of Total Investments)
$ 2,000 Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital
Facilities Revenue Bonds, Summa Health Obligated Group, Refunding
Series 2020, 3.000%, 11/15/40
11/30 at 100.00 BBB+ $ 1,682,860
70,220 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 N/R 10,220,521
Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds,
Refunding Senior Lien Series 2020A-2 Class 1:
42,975 3.000%, 6/01/48 6/30 at 100.00 BBB+ 34,599,173
10,060 4.000%, 6/01/48 6/30 at 100.00 BBB+ 9,713,332
51,710 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 51,709,483
Centerville, Ohio Health Care Improvement Revenue
Bonds, Graceworks Lutheran Services, Refunding &
Improvement Series 2017:
2,750 5.250%, 11/01/37 11/27 at 100.00 N/R 2,791,277
3,200 5.250%, 11/01/47 11/27 at 100.00 N/R 3,205,536
3,345 Cleveland Heights-University Heights City School District, Ohio, General
Obligation Bonds, School Improvement Series 2014, 5.000%, 12/01/51,
(Pre-refunded 6/01/23)
6/23 at 100.00 A1 (5) 3,441,771
5,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica Healthcare
Obligated Group, Series 2018A, 5.250%, 11/15/48
11/28 at 100.00 Baa3 4,904,400
37,150 Cuyahoga County, Ohio, Certificates of Participation, Convention Hotel
Project,  Series 2014, 4.375%, 12/01/44, (UB)
6/24 at 100.00 A1 37,583,541
Darke County, Ohio, Hospital Facilities Revenue Bonds,
Wayne Healthcare Project, Series 2019A:
1,165 4.000%, 9/01/40 9/29 at 100.00 BB+ 1,075,563
1,750 4.000%, 9/01/45 9/29 at 100.00 BB+ 1,557,675
2,000 5.000%, 9/01/49 9/29 at 100.00 BB+ 1,939,600
6,840 Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019, 5.000%, 12/01/51
12/29 at 100.00 BBB- 7,006,007
3,985 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017A, 3.250%, 12/01/42
12/27 at 100.00 AA- 3,647,470
6,425 JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue
Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38, (Pre-refunded
1/01/23)
1/23 at 100.00 Aa3 (5) 6,518,612
JobsOhio Beverage System, Ohio, Statewide Senior Lien
Liquor Profits Revenue Bonds, Tender Option Bond Trust
2016-XG0052:
390 14.355%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 412,561
1,750 14.445%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 1,851,955
2,000 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 2,116,580
1,250 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 1,322,863
625 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 661,431
1,725 14.452%, 1/01/38, (Pre-refunded 1/01/23), 144A, (IF) 1/23 at 100.00 Aa3 (5) 1,825,550
Middletown City School District, Butler County, Ohio,
General Obligation Bonds, Refunding Series 2007:
4,380 5.250%, 12/01/27 - AGM Insured No Opt. Call A2 5,038,883
6,000 5.250%, 12/01/31 - AGM Insured No Opt. Call A2 7,157,520
12,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/48
2/23 at 100.00 Ba2 12,004,920

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Ohio (continued)
$ 8,500 Ohio Air Quality Development Authority, Ohio, Air Quality Development
Revenue Bonds, FirstEnergy Generation Corporation Project, Series
2009A, 5.700%, 8/01/22
No Opt. Call N/R $ 10,625
1,050 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009B, 3.100%, 3/01/23
No Opt. Call N/R 1,313
2,020 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33 (4)
No Opt. Call N/R 2,525
1,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B,
3.125%, 1/01/34 (4)
No Opt. Call N/R 1,250
25,880 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 25,987,143
490 Ohio Higher Educational Facility Commission, Senior Hospital Parking
Revenue Bonds, University Circle Incorporated 2020 Project, Series
2020, 5.000%, 1/15/50
1/30 at 100.00 A3 508,498
1,240 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 0.000%, 2/15/36 (8)
2/31 at 100.00 A+ 1,441,785
4,995 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructure
Commission Infrastructure Projects, Junior Lien, Current Interest Series
2013A-1, 5.000%, 2/15/48, (Pre-refunded 2/15/23)
2/23 at 100.00 A+ (5) 5,084,760
1,610 Ohio Water Development Authority, Pollution Control Revenue Bonds,
FirstEnergy Nuclear Generating Corporation Project, Refunding Series
2010C, 4.000%, 6/01/33
No Opt. Call N/R 2,013
1,130 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2006B, 4.000%, 12/01/33 (4)
No Opt. Call N/R 1,412
20,505 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2009A, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 20,589,891
20,480 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series
2010B, 4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call N/R 20,564,787
3,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 N/R 2,521,530
Southeastern Ohio Port Authority, Hospital Facilities
Revenue Bonds, Memorial Health System Obligated Group
Project, Refunding and Improvement Series 2012:
1,095 5.750%, 12/01/32 12/22 at 100.00 BB- 1,102,172
870 6.000%, 12/01/42 12/22 at 100.00 BB- 874,977
1,330 Tuscarawas County Economic Development and Finance Alliance,
Ohio, Higher Education Facilities Revenue Bonds, Ashland University,
Refunding & Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 N/R 1,357,558
375,890 Total Ohio 294,041,323
Oklahoma - 0.8% (0.5% of Total Investments)
Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B:
3,350 5.500%, 8/15/52 8/28 at 100.00 BB+ 3,283,301
21,125 5.500%, 8/15/57 8/28 at 100.00 BB+ 20,245,778

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Oklahoma (continued)
$ 2,340 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/45
11/25 at 102.00 BBB- $ 2,436,080
26,815 Total Oklahoma 25,965,159
Oregon - 0.1% (0.1% of Total Investments)
Clackamas County Hospital Facility Authority, Oregon,
Revenue Bonds, Rose Villa Inc., Series 2020A:
500 5.125%, 11/15/40 11/25 at 102.00 N/R 506,070
220 5.250%, 11/15/50 11/25 at 102.00 N/R 220,585
315 5.375%, 11/15/55 11/25 at 102.00 N/R 317,158
Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Mirabella South Waterfront, Refunding
Series 2014A:
1,000 5.400%, 10/01/44 10/24 at 100.00 N/R 1,015,200
800 5.500%, 10/01/49 10/24 at 100.00 N/R 812,632
2,835 Total Oregon 2,871,645
Pennsylvania - 5.5% (3.3% of Total Investments)
14,855 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A 14,772,109
2,540 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 2,611,019
Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy
Generation Project, Refunding Series 2006A:
13,235 4.375%, 1/01/35, (Mandatory Put 7/01/22) No Opt. Call N/R 13,308,587
3,145 3.500%, 4/01/41 (4) No Opt. Call N/R 3,931
1,245 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (4)
No Opt. Call N/R 1,556
1,240 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (4)
No Opt. Call N/R 1,550
9,365 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project,
Series 2008B, 3.750%, 10/01/47
4/31 at 100.00 N/R 7,812,189
20,945 Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017, 5.000%,
11/01/50
11/27 at 100.00 B+ 16,285,575
Bucks County Industrial Development Authority,
Pennsylvania, Revenue Bonds, School Lane Charter School
Project, Series 2016:
2,410 5.125%, 3/15/36 3/27 at 100.00 BBB- 2,532,838
6,420 5.125%, 3/15/46 3/27 at 100.00 BBB- 6,650,028
10,850 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 - AGM
Insured, (UB) (6)
6/28 at 100.00 A1 10,981,285
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
395 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (5) 425,865
170 5.000%, 1/01/29, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R (5) 183,284
435 5.000%, 1/01/29 1/25 at 100.00 N/R 451,495

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Pennsylvania (continued)
$ 3,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- $ 3,146,160
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series 2015A,
5.000%, 7/01/45
7/25 at 100.00 BBB- 1,263,438
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
815 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R (5) 853,248
695 5.125%, 12/01/47 12/23 at 100.00 A 723,488
Montgomery County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Albert
Einstein Healthcare Network Issue, Series 2015A:
11,030 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (5) 11,902,363
1,200 5.250%, 1/15/46, (Pre-refunded 1/15/25) 1/25 at 100.00 Ba1 (5) 1,294,908
10,765 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project,
Series 2009A, 6.400%, 12/01/38 (4)
9/25 at 100.00 CCC 6,674,300
3,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.100%, 10/01/44
4/29 at 100.00 AA+ 3,017,140
3,415 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A, 2.500%, 10/01/50
10/30 at 100.00 AA+ 2,482,739
13,550 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Series 2018A, 5.250%, 12/01/44
12/28 at 100.00 Aa3 15,254,861
3,705 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015A-1, 5.000%, 12/01/45
6/25 at 100.00 A+ 3,874,504
6,450 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2018A-2, 5.000%, 12/01/43
12/28 at 100.00 A1 7,033,725
11,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 A2 12,565,410
15,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 A3 15,623,100
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 A3 4,872,400
5,790 Susquehanna Area Regional Airport Authority, Pennsylvania, Airport
System Revenue Bonds, Series 2012B, 4.000%, 1/01/33
1/23 at 100.00 Baa3 5,794,806
183,415 Total Pennsylvania 172,397,901
Puerto Rico - 6.5% (4.0% of Total Investments)
4,934 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 1,702,790
9,761 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call N/R 2,399,626
10,280 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A
7/32 at 100.00 N/R 10,695,312
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
2,000 5.000%, 7/01/30, 144A No Opt. Call N/R 2,105,520
26,925 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 27,274,756

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
$ 1,910 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R $ 1,980,823
7,510 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 6,762,605
8,070 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 7,073,355
600 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2004J, 5.000%, 7/01/29 - NPFG Insured
8/22 at 100.00 Baa2 601,434
425 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call AA+ 441,277
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,014 0.000%, 7/01/31 7/28 at 91.88 N/R 2,112,482
9,828 0.000%, 7/01/33 7/28 at 86.06 N/R 6,164,613
260 4.500%, 7/01/34 7/25 at 100.00 N/R 263,656
18,435 0.000%, 7/01/46 7/28 at 41.38 N/R 5,373,434
16,194 0.000%, 7/01/51 7/28 at 30.01 N/R 3,506,001
16,321 4.750%, 7/01/53 7/28 at 100.00 N/R 16,320,347
19,187 5.000%, 7/01/58 7/28 at 100.00 N/R 19,401,319
723 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019B-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 698,028
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2:
7,970 4.329%, 7/01/40 7/28 at 100.00 N/R 7,910,305
29,258 4.329%, 7/01/40 7/28 at 100.00 N/R 29,038,857
10,514 4.784%, 7/01/58 7/28 at 100.00 N/R 10,511,056
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
3,299 5.625%, 7/01/29 No Opt. Call N/R 3,651,366
1,445 5.750%, 7/01/31 No Opt. Call N/R 1,624,903
17,024 0.010%, 7/01/33 7/31 at 89.94 N/R 10,145,623
8,231 4.000%, 7/01/33 7/31 at 103.00 N/R 7,899,778
7,582 4.000%, 7/01/35 7/31 at 103.00 N/R 7,177,880
9,479 4.000%, 7/01/37 7/31 at 103.00 N/R 8,879,453
1,067 4.000%, 7/01/41 7/31 at 103.00 N/R 982,856
938 4.000%, 7/01/46 7/31 at 103.00 N/R 848,008
253,184 Total Puerto Rico 203,547,463
Rhode Island - 2.0% (1.2% of Total Investments)
1,000 Rhode Island Health and Educational Building Corporation, Revenue
Bonds, Care New England Health System, Series 2013A, 6.000%,
9/01/33, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (5) 1,047,220
3,425 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2019 Series 71, 3.100%, 10/01/44
4/29 at 100.00 AA+ 3,165,625
10,445 Rhode Island Housing & Mortgage Finance Corporation, Homeownership
Opportunity Bond Program, 2022 Series 76A, 2.550%, 10/01/42
4/31 at 100.00 N/R 8,513,511
295,135 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
8/22 at 17.18 CCC- 50,597,944
310,005 Total Rhode Island 63,324,300
South Carolina - 2.6% (1.6% of Total Investments)
7,600 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/31 - AMBAC Insured
No Opt. Call A- 5,841,892

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A:
$ 890 5.000%, 4/01/49 4/26 at 103.00 BBB- $ 892,937
1,165 4.000%, 4/01/54 4/26 at 103.00 BBB- 935,215
1,630 5.000%, 4/01/54 4/26 at 103.00 BBB- 1,630,799
South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head
Christian Academy, Series 2020:
405 5.000%, 1/01/40, 144A 1/30 at 100.00 N/R 385,086
1,000 5.000%, 1/01/55, 144A 1/30 at 100.00 N/R 894,300
South Carolina Jobs-Economic Development Authority,
Health Facilities Revenue Bonds, Lutheran Homes of South
Carolina Inc., Refunding Series 2017B:
1,000 5.000%, 5/01/37 5/23 at 104.00 N/R 969,480
750 5.000%, 5/01/42 5/23 at 104.00 N/R 705,105
4,000 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48
5/28 at 100.00 A3 4,242,040
11,615 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 N/R 11,911,880
34,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%,
12/01/50, (UB)
6/25 at 100.00 N/R 34,869,040
8,630 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2020A, 5.000%, 12/01/43
12/30 at 100.00 A- 9,275,006
5,085 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2014C, 5.000%, 12/01/46
12/24 at 100.00 N/R 5,219,498
5,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/55
6/32 at 100.00 N/R 4,754,000
82,770 Total South Carolina 82,526,278
South Dakota - 1.2% (0.7% of Total Investments)
15,050 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Avera Health, Refunding Series 2017, 5.000%, 7/01/46
7/27 at 100.00 A1 15,885,877
11,400 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Monument Health, Inc., Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 A1 11,279,958
3,765 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 A1 3,960,931
6,000 South Dakota Housing Development Authority, Homeownership
Mortgage Revenue Bonds, Series 2022B, 2.500%, 11/01/42
11/30 at 100.00 N/R 4,957,200
36,215 Total South Dakota 36,083,966
Tennessee - 0.7% (0.4% of Total Investments)
12,895 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%,
1/01/45, (Pre-refunded 1/01/23)
1/23 at 100.00 BBB+ (5) 13,088,038
1,850 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/39
10/24 at 100.00 Baa3 1,943,721
2,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, East Tennessee Children's Hospital, Series
2019, 4.000%, 11/15/48
2/29 at 100.00 A 1,940,880
2,645 Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue
Bonds, Graceland Project, Senior Series 2017A, 5.500%, 7/01/37
7/27 at 100.00 N/R 2,177,946

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tennessee (continued)
$ 880 Tennessee Housing Development Agency, Residential Finance Program
Bonds, Series 2020-3A, 2.550%, 1/01/45
7/29 at 100.00 AA+ $ 718,274
10,000 The Health and Educational Facilities Board of the City of Franklin,
Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center,
Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)
6/27 at 100.00 N/R 2,700,000
30,270 Total Tennessee 22,568,859
Texas - 11.5% (6.9% of Total Investments)
3,465 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phase 1 Project, Series 2015,
7.250%, 9/01/45
9/23 at 103.00 N/R 3,553,219
2,980 Aubrey, Denton County, Texas, Special Assessment Revenue Bonds,
Jackson Ridge Public Improvement District Phases 2-3 Major
Improvements Project, Series 2015, 8.250%, 9/01/40
9/23 at 103.00 N/R 3,059,119
5,480 Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A, 5.000%, 11/15/45, (UB) (6)
11/25 at 100.00 Aa3 5,802,334
2,500 Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015, 5.000%, 12/01/45
12/25 at 100.00 BB 2,524,850
2,225 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 7.250%, 9/01/45
3/23 at 103.00 N/R 2,246,338
3,960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
3/23 at 103.00 N/R 4,006,332
360 Celina, Texas, Special Assessment Revenue Bonds, Wells South Public
Improvement District Neighborhood Improvement Area 1 Project,
Series 2015, 6.250%, 9/01/45
9/24 at 100.00 N/R 363,038
Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020A:
3,000 5.000%, 1/01/44 1/30 at 100.00 Baa1 3,249,030
3,940 5.000%, 1/01/49 1/30 at 100.00 Baa1 4,240,464
3,335 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2020E, 5.000%, 1/01/45
1/30 at 100.00 Baa1 3,604,335
13,685 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A, 5.000%, 1/01/45, (Pre-refunded 7/01/25)
7/25 at 100.00 Baa1 (5) 14,954,968
6,375 Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2016, 3.375%, 1/01/41
1/26 at 100.00 Baa1 5,724,686
270 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22
No Opt. Call A- 270,184
Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A:
765 4.350%, 12/01/42 12/22 at 100.00 BBB- 765,038
685 4.400%, 12/01/47 12/22 at 100.00 BBB- 681,459
4,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/45
6/25 at 100.00 BBB- 4,093,760
Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016:
515 5.750%, 9/01/28 9/23 at 103.00 N/R 538,767
725 6.500%, 9/01/46 9/23 at 103.00 N/R 757,980

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 2,520 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2013A, 6.375%, 9/01/42, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R (5) $ 2,646,000
400 Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44
9/24 at 100.00 BBB- 407,320
1,255 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
11/22 at 100.00 Baa2 1,258,238
8,920 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
11/22 at 100.00 Baa2 8,936,145
Grand Parkway Transportation Corporation, Texas, System
Toll Revenue Bonds, Subordinate Lien Series 2013B:
20,000 5.250%, 10/01/51, (Pre-refunded 10/01/23) 10/23 at 100.00 AA (5) 20,855,800
10,000 5.000%, 4/01/53, (Pre-refunded 10/01/23), (UB) 10/23 at 100.00 AA (5) 10,399,200
Grand Parkway Transportation Corporation, Texas,
System Toll Revenue Bonds, Tender Option Bond Trust
2015-XF0228:
5,470 14.571%, 11/01/44, (Pre-refunded 10/01/23), 144A, (IF) 10/23 at 100.00 AA (5) 6,343,778
4,255 Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015,
5.000%, 12/01/45
6/25 at 100.00 AA 4,444,986
4,080 Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Tender
Option Bond Trust 2015-XF0074, 11.606%, 8/15/32 - AGM Insured,
144A, (IF)
No Opt. Call AAA 7,095,324
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/48
11/31 at 44.13 A2 1,714,440
6,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 11/15/53
11/24 at 100.00 BBB 6,158,760
Harris County-Houston Sports Authority, Texas, Revenue
Bonds, Third Lien Series 2004A-3:
14,055 0.000%, 11/15/34 - NPFG Insured 11/24 at 55.69 BB 7,087,093
1,940 0.000%, 11/15/34, (Pre-refunded 11/15/24) - NPFG Insured 11/24 at 55.69 Baa2 (5) 1,032,585
Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A:
2,295 0.010%, 12/01/42 12/31 at 68.27 N/R 838,662
3,000 0.010%, 12/01/43 12/31 at 65.48 N/R 1,029,150
3,000 0.010%, 12/01/44 12/31 at 62.57 N/R 969,480
4,000 0.010%, 12/01/45 12/31 at 59.85 N/R 1,220,080
7,165 0.010%, 12/01/46 12/31 at 57.36 N/R 2,059,651
7,580 0.010%, 12/01/47 12/31 at 55.10 N/R 2,065,019
7,095 0.010%, 12/01/48 12/31 at 52.91 N/R 1,840,869
7,550 0.010%, 12/01/49 12/31 at 50.78 N/R 1,851,184
5,140 0.010%, 12/01/50 12/31 at 48.73 N/R 1,188,625
4,000 0.010%, 12/01/51 12/31 at 46.73 N/R 874,840
5,000 Houston Higher Education Finance Corporation, Texas, Education
Revenue Bonds, KIPP, Inc., Refunding Series 2015, 4.000%, 8/15/44
8/25 at 100.00 AAA 5,042,750
Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series
2001B:
4,090 0.000%, 9/01/26 - AMBAC Insured No Opt. Call A2 3,689,262
4,865 0.000%, 9/01/27 - AGM Insured No Opt. Call A2 4,259,891
4,715 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2015, 5.000%, 9/01/40
9/24 at 100.00 A 4,874,084
17,000 Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call A2 (5) 22,208,460

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 940 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/30
8/25 at 100.00 A- $ 992,997
1,000 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding
Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A 1,045,340
McCamey County Hospital District, Texas, General
Obligation Bonds, Series 2013:
3,095 5.750%, 12/01/33 12/25 at 100.00 B1 3,194,504
3,125 6.125%, 12/01/38 12/25 at 100.00 B1 3,233,125
Montgomery County Toll Road Authority, Texas, Toll Road
Revenue Bonds, Senior Lien Series 2018:
1,900 5.000%, 9/15/43 9/25 at 100.00 BBB- 1,964,790
1,785 5.000%, 9/15/48 9/25 at 100.00 BBB- 1,840,139
New Hope Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Legacy at Willow Bend Project, Series 2016:
2,335 5.000%, 11/01/46 11/23 at 103.00 BBB- 2,116,537
6,015 5.000%, 11/01/51 11/23 at 103.00 BBB- 5,355,395
745 New Hope Cultural Education Facilities Finance Corporation, Texas,
Retirement Facility Revenue Bonds, Wesleyan Homes, Inc. Project, Series
2014, 5.500%, 1/01/43
1/25 at 100.00 N/R 705,634
210 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus
Christi II, L.L.C.-Texas A&M University-Corpus Christi Project, Series
2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (5) 232,785
4,530 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
4.100%, 4/01/34 - AGM Insured
4/24 at 100.00 A2 4,598,176
820 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- San Antonio 1, L.L.C. - Texas A&M University - San Antonio Project,
Series 2016A, 5.000%, 4/01/48, (Pre-refunded 4/01/26)
4/26 at 100.00 N/R (5) 908,970
New Hope Cultural Education Facilities Finance
Corporation, Texas, Student Housing Revenue Bonds,
CHF-Collegiate Housing Foundation - Stephenville II, L.L.C.
- Tarleton State University Project, Series 2014A:
1,000 5.000%, 4/01/34, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (5) 1,053,910
2,200 5.000%, 4/01/39, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (5) 2,318,602
1,600 5.000%, 4/01/46, (Pre-refunded 4/01/24) 4/24 at 100.00 N/R (5) 1,686,256
5,540 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-
Texas A&M University at Galveston Project, Series 2014A, 5.000%,
4/01/39, (Pre-refunded 4/01/24)
4/24 at 100.00 N/R (5) 5,829,299
North Texas Tollway Authority, Special Projects System
Revenue Bonds, Convertible Capital Appreciation Series
2011C:
2,590 0.000%, 9/01/43, (Pre-refunded 9/01/31) (8) 9/31 at 100.00 N/R (5) 3,286,503
3,910 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 N/R (5) 5,209,840
6,155 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2015B, 5.000%, 1/01/40
1/23 at 100.00 A+ 6,214,396
2,000 North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A, 5.000%, 1/01/38
1/25 at 100.00 A 2,102,340

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Texas (continued)
$ 610 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
2/24 at 100.00 Ba1 $ 625,354
1,000 Red River Education Finance Corporation, Texas, Higher Education
Revenue Bonds, Saint Edward?s University Project, Series 2016, 4.000%,
6/01/41
6/26 at 100.00 BBB 1,000,860
1,870 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series
2013, 5.500%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 A3 (5) 1,947,512
7,585 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 5.000%, 11/15/45
5/26 at 100.00 AA- 8,006,271
10,055 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series
2016A, 5.000%, 11/15/45, (UB) (6)
5/26 at 100.00 AA- 10,613,455
4,065 Texas City Industrial Development Corporation, Texas, Industrial
Development Revenue Bonds, NRG Energy, inc. Project, Fixed Rate
Series 2012, 4.125%, 12/01/45
2/25 at 100.00 Baa2 4,076,788
2,810 Texas Department of Housing and Community Affairs, Single Family
Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/43
9/27 at 100.00 AA+ 2,843,242
Texas Department of Housing and Community Affairs,
Single Family Mortgage Revenue Bonds, Series 2021A:
7,175 2.250%, 9/01/46 3/30 at 100.00 AA+ 5,420,066
6,925 2.350%, 9/01/51 3/30 at 100.00 AA+ 5,101,994
Texas Private Activity Bond Surface Transportation
Corporation, Senior Lien Revenue Bonds, LBJ
Infrastructure Group LLC IH-635 Managed Lanes Project,
Refunding  Series 2020A:
5,810 4.000%, 12/31/36 12/30 at 100.00 BBB- 5,857,119
2,735 4.000%, 6/30/37 12/30 at 100.00 BBB- 2,750,672
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding First Tier Series 2015B:
11,280 0.000%, 8/15/36 8/24 at 59.60 A3 6,186,290
10,000 0.000%, 8/15/37 8/24 at 56.94 A3 5,224,800
Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series
2015C:
5,230 5.000%, 8/15/37 8/24 at 100.00 Baa1 5,397,465
31,810 5.000%, 8/15/42 8/24 at 100.00 Baa1 32,682,230
7,500 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 Baa3 7,799,925
4,400 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call A3 4,086,544
1,415 Ysleta Independent School District Public Facility Corporation, Texas,
Lease Revenue Refunding Bonds, Series 2001, 5.375%, 11/15/24 -
AMBAC Insured
11/22 at 100.00 AA- 1,427,693
403,425 Total Texas 357,765,395
Utah - 0.1% (0.1% of Total Investments)
Black Desert Public Infrastructure District, Limited Tax
General Obligation Bonds, Series 2021A:
510 3.750%, 3/01/41, 144A 9/26 at 103.00 N/R 428,803
1,095 4.000%, 3/01/51, 144A 9/26 at 103.00 N/R 895,611
3,360 MIDA Military Installation Development Authority Golf and Equestrian
Center Public Infrastructure District, Utah, Limited Tax and Tax Allocation
Revenue Bonds, Series 2021, 4.625%, 6/01/57, 144A
12/26 at 103.00 N/R 2,737,863

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utah (continued)
$ 500 Red Bridge Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A
2/26 at 103.00 N/R $ 415,140
5,465 Total Utah 4,477,417
Vermont - 0.0% (0.0% of Total Investments)
1,835 Vermont Economic Development Authority, Mortgage Revenue Bonds,
Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/45
5/28 at 103.00 N/R 1,532,372
Virgin Islands - 0.2% (0.1% of Total Investments)
1,790 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 A2 1,809,081
4,715 West Indian Company Limited, Virgin Island, Port Facilities Revenue
Bonds, WICO Financing, Series 2022A, 6.375%, 4/01/52, 144A
10/29 at 104.00 N/R 4,716,132
6,505 Total Virgin Islands 6,525,213
Virginia - 1.0% (0.6% of Total Investments)
Embrey Mill Community Development Authority, Virginia,
Special Assessment Revenue Bonds, Series 2015:
1,200 5.300%, 3/01/35, (Pre-refunded 3/01/25), 144A 3/25 at 100.00 N/R (5) 1,295,088
1,085 5.600%, 3/01/45, (Pre-refunded 3/01/25), 144A 3/25 at 100.00 N/R (5) 1,182,878
5,500 Hampton Roads Transportation Accountability Commision, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2020A, 5.000%, 7/01/60
7/30 at 100.00 AA 6,151,200
11,380 Hampton Roads Transportation Accountability Commission, Virginia,
Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series
2018A, 5.500%, 7/01/57, (Pre-refunded 1/01/28)
1/28 at 100.00 AA (5) 13,412,240
James City County Economic Development Authority,
Virginia, Residential Care Facility Revenue Bonds,
Williamsburg Landing Inc., Refunding Series 2021A:
1,115 4.000%, 12/01/40 12/27 at 103.00 N/R 976,027
2,690 4.000%, 12/01/50 12/27 at 103.00 N/R 2,196,896
2,000 Peninsula Town Center Community Development Authority, Virginia,
Special Obligation Bonds, Refunding Series 2018, 5.000%, 9/01/45,
144A
9/27 at 100.00 N/R 1,962,840
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.250%, 7/01/35,
144A
7/25 at 100.00 Ba2 1,027,640
2,005 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A
4/28 at 112.76 N/R 2,116,157
27,975 Total Virginia 30,320,966
Washington - 2.0% (1.2% of Total Investments)
5,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2015A, 5.000%, 7/01/38, (UB) (6)
7/25 at 100.00 AA- 5,340,300
1,250 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Tender Option Bond Trust 2015-XF0148, 14.383%,
10/01/44, 144A, (IF)
10/24 at 100.00 AA- 1,397,937
20,455 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020, 5.000%, 9/01/55
9/30 at 100.00 A2 21,582,684
6,655 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2012A, 5.000%, 10/01/42, (Pre-refunded
10/01/22)
10/22 at 100.00 Aa2 (5) 6,694,131

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Washington (continued)
$ 3,650 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Proejct, Refunding Series 2016A, 5.000%, 1/01/51, 144A
1/25 at 102.00 BB $ 3,479,655
5,450 Washington State Housing Finance Commission, Non-profit Housing
Revenue Bonds, Presbyterian Retirement Communities Northwest
Project, Refunding Series 2016A, 5.000%, 1/01/46, 144A
1/25 at 102.00 BB 5,253,092
21,510 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured, (UB) (6)
No Opt. Call AA+ 18,602,493
63,970 Total Washington 62,350,292
West Virginia - 1.4% (0.9% of Total Investments)
1,900 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2017A, 5.500%,
6/01/37, 144A
6/27 at 100.00 N/R 1,971,516
465 Monongalia County Commission, West Virginia, Special District Excise
Tax Revenue Bonds, University Town Centre Economic Opportunity
Development District, Refunding & Improvement Series 2021A, 4.125%,
6/01/43, 144A
6/31 at 100.00 N/R 443,373
40,950 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
West Virginia United Health System Obligated Group, Refunding &
Improvement Series 2013A, 5.500%, 6/01/44, (Pre-refunded 6/01/23)
6/23 at 100.00 A (5) 42,316,911
43,315 Total West Virginia 44,731,800
Wisconsin - 4.2% (2.6% of Total Investments)
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Cornerstone Charter Academy, North
Carolina, Series 2016A:
1,750 5.000%, 2/01/36, 144A 2/26 at 100.00 N/R 1,760,010
305 5.125%, 2/01/46, 144A 2/26 at 100.00 N/R 305,531
1,715 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School Bonds, North Carolina, Series 2019A,
5.000%, 6/15/49, 144A
6/26 at 100.00 N/R 1,639,248
500 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.125%,
6/15/47, 144A
6/24 at 100.00 N/R 496,145
1,480 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36,
144A
5/26 at 100.00 N/R 1,444,939
6,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Phoenix Academy Charter School, North Carolina, Series 2017A,
5.625%, 6/15/37, 144A
6/24 at 100.00 N/R 5,866,620
Public Finance Authority of Wisconsin, Charter School
Revenue Bonds, Uwharrie Charter Academy, North
Carolina, Series 2017A:
1,000 5.500%, 6/15/37, 144A 6/27 at 100.00 N/R 1,033,080
1,790 5.625%, 6/15/47, 144A 6/27 at 100.00 N/R 1,843,145
15,205 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52, (UB)
10/32 at 100.00 N/R 15,232,369
35,100 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 N/R 33,089,823
1,700 Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton
Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A (4)
10/27 at 100.00 N/R 1,478,592

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Public Finance Authority of Wisconsin, Revenue Bonds,
Prime Healthcare Foundation, Inc., Series 2017A:
$ 1,235 5.000%, 12/01/27 No Opt. Call BBB- $ 1,300,060
1,815 5.200%, 12/01/37 12/27 at 100.00 BBB- 1,939,273
Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020:
1,300 5.000%, 4/01/40, 144A 4/30 at 100.00 BB 1,345,058
4,765 5.000%, 4/01/50, 144A 4/30 at 100.00 BB 4,874,261
Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A:
4,050 5.000%, 6/15/38, 144A 6/26 at 100.00 BBB- 4,126,464
1,575 5.000%, 6/15/48, 144A 6/26 at 100.00 BBB- 1,588,324
2,500 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.050%, 11/01/30
5/26 at 100.00 Baa3 2,547,775
6,620 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42
10/22 at 100.00 AA 6,658,926
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, Mercy Alliance, Inc., Series 2012:
11,000 5.000%, 6/01/32 8/22 at 100.00 A3 11,026,950
1,500 5.000%, 6/01/39 8/22 at 100.00 A3 1,503,405
Wisconsin Health and Educational Facilities Authority,
Revenue Bonds, PHW Muskego, Inc. Project, Series 2021:
2,405 4.000%, 10/01/51 10/28 at 102.00 N/R 2,037,781
3,845 4.000%, 10/01/61 10/28 at 102.00 N/R 3,103,376
1,450 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40,
144A
6/26 at 100.00 N/R 1,480,609
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, American Baptist Homes of the Midwest Obligated Group,
Refunding Series 2017, 5.000%, 8/01/37
8/24 at 103.00 N/R 922,460
2,505 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31, (Pre-
refunded 4/15/23)
4/23 at 100.00 Aa3 (5) 2,568,176
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014:
1,000 5.375%, 10/01/44 10/22 at 102.00 N/R 1,001,230
1,500 5.500%, 10/01/49 10/22 at 102.00 N/R 1,504,710
2,275 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 N/R 1,880,492
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Rogers Memorial Hospital, Inc., Series 2014A, 5.000%, 7/01/34
7/24 at 100.00 A 1,027,390
1,850 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%,
11/01/54
11/26 at 103.00 N/R 1,803,584
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint John's Communities Inc.,
Series 2015B:
550 5.000%, 9/15/37 9/22 at 100.00 BBB- 552,272
1,350 5.000%, 9/15/45 9/22 at 100.00 BBB- 1,355,575
1,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Three Pillars Senior Living Communities, Refunding Series 2013,
5.000%, 8/15/33, (Pre-refunded 8/15/23)
8/23 at 100.00 BBB+ (5) 1,035,280

Nuveen AMT-Free Municipal Credit Income Fund
(continued)
Portfolio of Investments
February 28, 2022
(Unaudited)

NVG
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Wisconsin (continued)
Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014:
$ 2,565 5.000%, 12/01/44 12/22 at 102.00 N/R $ 2,401,045
1,775 5.250%, 12/01/49 12/22 at 102.00 N/R 1,695,587
Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A:
2,800 3.150%, 11/01/44 11/28 at 100.00 Aa3 2,470,888
4,000 3.200%, 11/01/49 11/28 at 100.00 Aa3 3,418,800
135,775 Total Wisconsin 131,359,253
$ 5,958,459 Total Municipal Bonds (cost $5,082,267,557) 5,101,754,708
Shares Description (1) Value
X 46,597,621 COMMON STOCKS - 1.5% (0.9% of Total Investments)
X 46,597,621
Independent Power and Renewable Electricity Producers - 1.5% (0.9% of Total Investments)
676,308 Energy Harbor Corp (9),(10),(11) $ 46,597,621
Total Common Stocks (cost $15,015,822) 46,597,621
Total Long-Term Investments (cost $5,097,283,379) 5,148,352,329
Floating Rate Obligations - (6.3)% (196,300,000)
Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs - (3.6)%(12) (111,931,925)
MuniFund Preferred Shares, net of deferred offering costs - (20.9)%(13) (653,120,129)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (39.5)%(14) (1,233,728,641)
Other Assets Less Liabilities -  5.3% 167,865,365
Net Assets Applicable to Common Shares - 100% $ 3,121,136,999
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,101,546,592 $ 208,116 $ 5,101,754,708
Common Stocks – 46,597,621 – 46,597,621
Total
$ – $ 5,148,144,213 $ 208,116 $ 5,148,352,329

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(9) For fair value measurement disclosure purposes, investment classified as Level 2.
(10) Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority,
Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver
County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation
Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality
Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development
Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio
Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding
Series 2010B, 3.750%, 6/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear
Generation Project, Refunding Series 2006B, 3.125%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33.
(11) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12) Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 2.2%
(13) MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 12.7%.
(14) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 24.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.